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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: May 31

Date of reporting period: August 31, 2018

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Dividend Opportunity Fund, August 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.2%
Issuer	Shares	Value ($)
Consumer Discretionary 7.6%
Automobiles 1.0%
General Motors Co.	850,000	30,642,500
Hotels, Restaurants & Leisure 3.7%
Carnival Corp.	265,000	16,294,850
Extended Stay America, Inc.	750,000	15,135,000
Las Vegas Sands Corp.	315,000	20,607,300
McDonald’s Corp.	295,000	47,857,850
Six Flags Entertainment Corp.	250,000	16,887,500
Total		116,782,500
Leisure Products 0.5%
Hasbro, Inc.	155,000	15,393,050
Multiline Retail 1.1%
Target Corp.	377,500	33,031,250
Specialty Retail 1.3%
Home Depot, Inc. (The)	117,500	23,590,475
Williams-Sonoma, Inc.	265,000	18,610,950
Total		42,201,425
Total Consumer Discretionary		238,050,725
Consumer Staples 11.0%
Beverages 2.7%
Molson Coors Brewing Co., Class B	350,000	23,359,000
PepsiCo, Inc.	550,000	61,605,500
Total		84,964,500
Food Products 2.0%
General Mills, Inc.	175,000	8,051,750
Kellogg Co.	440,000	31,587,600
Mondelez International, Inc., Class A	550,000	23,496,000
Total		63,135,350
Household Products 1.5%
Procter & Gamble Co. (The)	575,000	47,696,250
Tobacco 4.8%
Altria Group, Inc.	1,285,939	75,253,150
Philip Morris International, Inc.	950,000	73,995,500
Total		149,248,650
Total Consumer Staples		345,044,750
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 13.1%
Energy Equipment & Services 1.0%
Baker Hughes, Inc.	450,000	14,836,500
Helmerich & Payne, Inc.	250,000	16,392,500
Total		31,229,000
Oil, Gas & Consumable Fuels 12.1%
BP PLC, ADR	2,550,000	109,344,000
Chevron Corp.	1,075,000	127,344,500
ConocoPhillips	440,000	32,309,200
Royal Dutch Shell PLC, Class A	1,800,000	58,375,263
Valero Energy Corp.	425,000	50,099,000
Total		377,471,963
Total Energy		408,700,963
Financials 12.4%
Banks 8.4%
Bank of America Corp.	1,621,769	50,161,315
BB&T Corp.	625,000	32,287,500
Enbridge Energy Management LLC(a)	1	13
JPMorgan Chase & Co.	618,099	70,821,783
PacWest Bancorp	310,000	15,651,900
Wells Fargo & Co.	1,625,000	95,030,000
Total		263,952,511
Capital Markets 1.5%
Ares Capital Corp.	950,000	16,587,000
Morgan Stanley	615,000	30,030,450
Total		46,617,450
Insurance 2.5%
MetLife, Inc.	520,000	23,862,800
Principal Financial Group, Inc.	575,000	31,734,250
Prudential Financial, Inc.	235,000	23,088,750
Total		78,685,800
Total Financials		389,255,761
Columbia Dividend Opportunity Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 13.8%
Biotechnology 3.0%
AbbVie, Inc.	471,321	45,237,390
Gilead Sciences, Inc.	615,000	46,573,950
Total		91,811,340
Pharmaceuticals 10.8%
Bristol-Myers Squibb Co.	700,000	42,385,000
Johnson & Johnson	800,000	107,752,000
Merck & Co., Inc.	1,000,000	68,590,000
Pfizer, Inc.	2,882,709	119,690,077
Total		338,417,077
Total Health Care		430,228,417
Industrials 5.4%
Aerospace & Defense 1.9%
Boeing Co. (The)	70,000	23,995,300
Lockheed Martin Corp.	105,000	33,643,050
Total		57,638,350
Airlines 0.8%
Delta Air Lines, Inc.	435,000	25,438,800
Machinery 1.0%
Caterpillar, Inc.	20,000	2,777,000
Ingersoll-Rand PLC	270,000	27,348,300
Total		30,125,300
Road & Rail 1.7%
Union Pacific Corp.	360,000	54,223,200
Total Industrials		167,425,650
Information Technology 13.8%
Communications Equipment 4.7%
Cisco Systems, Inc.	3,060,127	146,182,267
Electronic Equipment, Instruments & Components 1.3%
Corning, Inc.	1,200,000	40,212,000
IT Services 2.7%
Automatic Data Processing, Inc.	122,500	17,976,875
International Business Machines Corp.	450,948	66,054,863
Total		84,031,738
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.1%
Broadcom, Inc.	62,000	13,579,860
Intel Corp.	1,415,000	68,528,450
Lam Research Corp.	87,500	15,145,375
Total		97,253,685
Software 2.0%
Microsoft Corp.	575,000	64,589,750
Total Information Technology		432,269,440
Materials 2.8%
Chemicals 2.8%
DowDuPont, Inc.	775,000	54,350,750
Nutrien Ltd.	600,000	33,978,000
Total		88,328,750
Total Materials		88,328,750
Real Estate 1.6%
Equity Real Estate Investment Trusts (REITS) 1.6%
Alexandria Real Estate Equities, Inc.	250,000	32,087,500
Equinix, Inc.	42,500	18,535,525
Total		50,623,025
Total Real Estate		50,623,025
Telecommunication Services 5.9%
Diversified Telecommunication Services 5.9%
AT&T, Inc.	1,950,000	62,283,000
BCE, Inc.	760,000	30,985,200
Verizon Communications, Inc.	1,675,000	91,069,750
Total		184,337,950
Total Telecommunication Services		184,337,950
Utilities 6.8%
Electric Utilities 4.7%
American Electric Power Co., Inc.	560,000	40,168,800
Entergy Corp.	475,000	39,705,250
Exelon Corp.	720,000	31,471,200
Xcel Energy, Inc.	765,000	36,758,250
Total		148,103,500

2	Columbia Dividend Opportunity Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 2.1%
Ameren Corp.	570,687	36,084,539
DTE Energy Co.	250,000	27,785,000
Total		63,869,539
Total Utilities		211,973,039
Total Common Stocks (Cost $2,362,329,168)		2,946,238,470

Convertible Bonds 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.6%
AXA SA(b)
05/15/2021	7.250%	16,600,000	18,749,036
Total Convertible Bonds (Cost $16,733,003)			18,749,036

Convertible Preferred Stocks 4.2%
Issuer		Shares	Value ($)
Health Care 1.3%
Health Care Equipment & Supplies 1.3%
Becton Dickinson and Co.	6.125%	625,000	41,037,500
Total Health Care			41,037,500
Industrials 0.8%
Machinery 0.8%
Fortive Corp.	5.000%	23,000	24,722,645
Total Industrials			24,722,645
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Real Estate 1.1%
Equity Real Estate Investment Trusts (REITS) 1.1%
Crown Castle International Corp.	6.875%	31,000	34,128,830
Total Real Estate			34,128,830
Utilities 1.0%
Electric Utilities 0.5%
NextEra Energy, Inc.	6.123%	275,000	15,702,500
Multi-Utilities 0.5%
DTE Energy Co.	6.500%	320,000	16,915,200
Total Utilities			32,617,700
Total Convertible Preferred Stocks (Cost $124,474,643)			132,506,675

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.058%(c),(d)	437,937	437,894
Total Money Market Funds (Cost $437,894)		437,894
Total Investments in Securities (Cost: $2,503,974,708)		3,097,932,075
Other Assets & Liabilities, Net		30,206,925
Net Assets		3,128,139,000

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At August 31, 2018, the total value of these securities amounted to $18,749,036, which represents 0.60% of total net assets.
(c)	The rate shown is the seven-day current annualized yield at August 31, 2018.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.058%
	48,106,325	490,833,303	(538,501,691)	437,937	17,913	(4,811)	324,548	437,894
Columbia Dividend Opportunity Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, August 31, 2018 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
4	Columbia Dividend Opportunity Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, August 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	238,050,725	—	—	—	238,050,725
Consumer Staples	345,044,750	—	—	—	345,044,750
Energy	350,325,700	58,375,263	—	—	408,700,963
Financials	389,255,748	13	—	—	389,255,761
Health Care	430,228,417	—	—	—	430,228,417
Industrials	167,425,650	—	—	—	167,425,650
Information Technology	432,269,440	—	—	—	432,269,440
Materials	88,328,750	—	—	—	88,328,750
Real Estate	50,623,025	—	—	—	50,623,025
Telecommunication Services	184,337,950	—	—	—	184,337,950
Utilities	211,973,039	—	—	—	211,973,039
Total Common Stocks	2,887,863,194	58,375,276	—	—	2,946,238,470
Convertible Bonds	—	18,749,036	—	—	18,749,036
Convertible Preferred Stocks
Health Care	41,037,500	—	—	—	41,037,500
Industrials	—	24,722,645	—	—	24,722,645
Real Estate	34,128,830	—	—	—	34,128,830
Utilities	32,617,700	—	—	—	32,617,700
Total Convertible Preferred Stocks	107,784,030	24,722,645	—	—	132,506,675
Money Market Funds	—	—	—	437,894	437,894
Total Investments in Securities	2,995,647,224	101,846,957	—	437,894	3,097,932,075
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Columbia Dividend Opportunity Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia High Yield Bond Fund, August 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 91.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.6%
Bombardier, Inc.(a)
12/01/2021	8.750%	4,392,000	4,836,088
01/15/2023	6.125%	2,200,000	2,222,220
12/01/2024	7.500%	2,580,000	2,708,992
03/15/2025	7.500%	100,000	103,007
TransDigm, Inc.
05/15/2025	6.500%	6,569,000	6,698,607
06/15/2026	6.375%	10,205,000	10,313,918
Total			26,882,832
Automotive 0.4%
Delphi Technologies PLC(a)
10/01/2025	5.000%	2,802,000	2,651,224
IHO Verwaltungs GmbH PIK(a)
09/15/2023	4.500%	5,052,000	4,904,502
Total			7,555,726
Banking 0.2%
Ally Financial, Inc.
05/19/2022	4.625%	2,750,000	2,777,503
Brokerage/Asset Managers/Exchanges 0.4%
NFP Corp.(a)
07/15/2025	6.875%	6,349,000	6,222,033
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	1,000,000	1,033,024
Total			7,255,057
Building Materials 1.6%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	3,365,000	3,457,989
05/15/2026	5.875%	5,769,000	5,786,180
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	9,591,000	8,873,008
Core & Main LP(a)
08/15/2025	6.125%	4,517,000	4,358,336
Gibraltar Industries, Inc.
02/01/2021	6.250%	1,557,000	1,568,140
HD Supply, Inc.(a)
04/15/2024	5.750%	2,829,000	2,974,993
U.S. Concrete, Inc.
06/01/2024	6.375%	934,000	943,592
Total			27,962,238
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 10.8%
Altice U.S. Finance I Corp.(a)
05/15/2026	5.500%	5,971,000	5,883,943
CCO Holdings LLC/Capital Corp.(a)
04/01/2024	5.875%	5,483,000	5,599,684
05/01/2025	5.375%	8,876,000	8,843,363
02/15/2026	5.750%	3,324,000	3,334,530
05/01/2026	5.500%	3,194,000	3,153,650
05/01/2027	5.125%	4,350,000	4,161,101
05/01/2027	5.875%	1,954,000	1,938,491
Cequel Communications Holdings I LLC/Capital Corp.(a)
12/15/2021	5.125%	3,721,000	3,722,191
12/15/2021	5.125%	2,020,000	2,022,176
04/01/2028	7.500%	8,870,000	9,266,968
CSC Holdings LLC(a)
01/15/2023	10.125%	2,507,000	2,754,491
10/15/2025	6.625%	5,024,000	5,256,013
10/15/2025	10.875%	13,379,000	15,659,879
04/15/2027	5.500%	1,856,000	1,808,531
02/01/2028	5.375%	4,462,000	4,270,058
DISH DBS Corp.
11/15/2024	5.875%	6,100,000	5,310,678
07/01/2026	7.750%	20,329,000	18,345,073
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	1,537,000	1,487,061
02/15/2025	6.625%	4,416,000	4,128,651
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	6,966,000	7,074,677
07/15/2026	5.375%	3,128,000	3,123,624
08/01/2027	5.000%	9,089,000	8,806,223
Unitymedia GmbH(a)
01/15/2025	6.125%	8,855,000	9,244,558
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	8,729,000	8,875,106
Virgin Media Finance PLC(a)
10/15/2024	6.000%	1,618,000	1,603,034
01/15/2025	5.750%	10,643,000	10,278,083
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	6,495,000	6,326,890
08/15/2026	5.500%	4,077,000	4,000,136
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	9,914,000	8,977,593
Ziggo BV(a)
01/15/2027	5.500%	10,835,000	10,220,536
Total			185,476,992
Columbia High Yield Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 2.8%
Alpha 2 BV(a)
06/01/2023	8.750%	4,600,000	4,642,421
Angus Chemical Co.(a)
02/15/2023	8.750%	4,470,000	4,648,800
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	4,581,000	4,542,685
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	3,649,000	3,627,423
Chemours Co. (The)
05/15/2023	6.625%	3,187,000	3,343,459
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	734,000	752,182
12/01/2025	5.875%	11,028,000	10,977,459
PQ Corp.(a)
11/15/2022	6.750%	7,780,000	8,136,332
12/15/2025	5.750%	3,870,000	3,821,625
SPCM SA(a)
09/15/2025	4.875%	3,211,000	3,066,669
Total			47,559,055
Construction Machinery 0.5%
H&E Equipment Services, Inc.
09/01/2025	5.625%	1,910,000	1,895,906
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	3,058,000	3,030,762
United Rentals North America, Inc.
09/15/2026	5.875%	4,149,000	4,275,105
Total			9,201,773
Consumer Cyclical Services 1.5%
APX Group, Inc.
12/01/2020	8.750%	6,927,000	6,919,990
12/01/2022	7.875%	7,217,000	7,362,654
09/01/2023	7.625%	2,732,000	2,466,346
frontdoor, Inc.(a)
08/15/2026	6.750%	1,505,000	1,540,372
Interval Acquisition Corp.
04/15/2023	5.625%	6,798,000	6,849,005
Total			25,138,367
Consumer Products 1.5%
Mattel, Inc.(a)
12/31/2025	6.750%	4,505,000	4,410,192
Prestige Brands, Inc.(a)
03/01/2024	6.375%	6,212,000	6,300,515
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	6,237,000	6,359,146
12/15/2026	5.250%	1,599,000	1,524,272
Spectrum Brands, Inc.
07/15/2025	5.750%	6,958,000	7,051,307
Total			25,645,432
Diversified Manufacturing 1.0%
Apergy Corp.(a)
05/01/2026	6.375%	5,525,000	5,650,489
BWX Technologies, Inc.(a)
07/15/2026	5.375%	1,355,000	1,369,119
Gates Global LLC/Co.(a)
07/15/2022	6.000%	5,323,000	5,381,388
SPX FLOW, Inc.(a)
08/15/2024	5.625%	1,294,000	1,299,034
Welbilt, Inc.
02/15/2024	9.500%	1,206,000	1,318,301
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	2,565,000	2,792,049
Total			17,810,380
Electric 3.6%
AES Corp.
05/15/2026	6.000%	4,759,000	5,031,006
09/01/2027	5.125%	4,022,000	4,081,417
Calpine Corp.
02/01/2024	5.500%	3,320,000	3,042,385
01/15/2025	5.750%	2,091,000	1,899,354
Calpine Corp.(a)
06/01/2026	5.250%	1,370,000	1,293,436
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	8,038,000	7,638,294
NRG Energy, Inc.
05/01/2024	6.250%	1,084,000	1,125,471
05/15/2026	7.250%	1,005,000	1,083,812
01/15/2027	6.625%	6,173,000	6,479,378
NRG Yield Operating LLC
08/15/2024	5.375%	8,773,000	8,817,146
09/15/2026	5.000%	4,914,000	4,706,629
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	8,828,000	8,895,993
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	8,635,000	8,099,112
Total			62,193,433

2	Columbia High Yield Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 3.3%
Avolon Holdings Funding Ltd.(a)
01/15/2023	5.500%	5,347,000	5,496,919
iStar, Inc.
04/01/2022	6.000%	5,934,000	5,995,553
Navient Corp.
03/25/2020	8.000%	681,000	721,827
07/26/2021	6.625%	4,512,000	4,704,622
01/25/2022	7.250%	2,868,000	3,034,410
06/15/2022	6.500%	3,348,000	3,459,626
01/25/2023	5.500%	2,877,000	2,850,745
10/25/2024	5.875%	3,168,000	3,075,317
06/15/2026	6.750%	2,678,000	2,630,460
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	476,000	485,126
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	5,145,000	5,144,614
Quicken Loans, Inc.(a)
05/01/2025	5.750%	7,955,000	7,896,006
Springleaf Finance Corp.
03/15/2023	5.625%	2,868,000	2,866,119
03/15/2025	6.875%	4,288,000	4,291,358
03/15/2026	7.125%	3,974,000	3,958,819
Total			56,611,521
Food and Beverage 2.7%
B&G Foods, Inc.
04/01/2025	5.250%	4,323,000	4,197,326
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	3,234,000	2,724,554
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	6,913,000	6,086,074
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	2,055,000	2,019,229
11/01/2026	4.875%	5,921,000	5,840,113
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	2,863,000	3,006,989
Post Holdings, Inc.(a)
03/01/2025	5.500%	2,369,000	2,366,626
08/15/2026	5.000%	5,309,000	5,096,975
03/01/2027	5.750%	12,740,000	12,586,292
01/15/2028	5.625%	1,908,000	1,854,671
Total			45,778,849
Gaming 4.6%
Boyd Gaming Corp.
05/15/2023	6.875%	5,088,000	5,357,893
08/15/2026	6.000%	3,805,000	3,835,832
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	2,678,000	2,561,654
Eldorado Resorts, Inc.
04/01/2025	6.000%	5,035,000	5,126,234
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	6,086,000	6,321,431
06/01/2028	5.750%	2,610,000	2,766,778
International Game Technology PLC(a)
02/15/2022	6.250%	5,709,000	5,896,501
02/15/2025	6.500%	3,197,000	3,365,181
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	2,126,000	2,187,444
01/15/2028	4.500%	296,000	273,088
MGM Resorts International
03/15/2023	6.000%	4,095,000	4,250,106
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	5,209,000	5,017,059
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	1,976,000	1,975,625
Scientific Games International, Inc.
12/01/2022	10.000%	9,540,000	10,103,165
Scientific Games International, Inc.(a)
10/15/2025	5.000%	7,098,000	6,739,934
Seminole Tribe of Florida, Inc.(a)
10/01/2020	7.804%	915,000	915,000
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	2,597,000	2,702,308
Tunica-Biloxi Gaming Authority(a)
12/15/2020	3.780%	11,735,119	3,212,489
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	5,704,000	5,640,058
Total			78,247,780
Health Care 5.8%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	4,037,000	4,191,213
Amsurg Corp.
07/15/2022	5.625%	1,507,000	1,545,144
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	6,397,000	6,262,669
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	1,689,000	1,715,914
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	4,274,000	4,061,757
DaVita, Inc.
07/15/2024	5.125%	4,723,000	4,559,348
05/01/2025	5.000%	1,540,000	1,464,295

Columbia High Yield Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Envision Healthcare Corp.(a)
12/01/2024	6.250%	2,152,000	2,300,514
HCA, Inc.
02/15/2022	7.500%	7,598,000	8,357,884
02/01/2025	5.375%	2,498,000	2,528,456
04/15/2025	5.250%	6,176,000	6,369,686
06/15/2026	5.250%	6,707,000	6,916,480
02/15/2027	4.500%	2,919,000	2,889,810
Hologic, Inc.(a)
10/15/2025	4.375%	5,368,000	5,168,149
02/01/2028	4.625%	1,613,000	1,513,671
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	9,307,000	9,633,350
Polaris Intermediate Corp. PIK(a)
12/01/2022	8.500%	3,246,000	3,357,500
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	5,871,000	6,016,912
Teleflex, Inc.
11/15/2027	4.625%	3,130,000	2,981,660
Tenet Healthcare Corp.
06/15/2023	6.750%	1,881,000	1,893,811
07/15/2024	4.625%	6,373,000	6,246,458
05/01/2025	5.125%	4,007,000	3,976,948
08/01/2025	7.000%	5,680,000	5,679,926
Total			99,631,555
Healthcare Insurance 1.1%
Centene Corp.(a)
06/01/2026	5.375%	5,061,000	5,233,145
WellCare Health Plans, Inc.
04/01/2025	5.250%	8,891,000	9,130,603
WellCare Health Plans, Inc.(a)
08/15/2026	5.375%	4,429,000	4,561,330
Total			18,925,078
Home Construction 1.3%
Lennar Corp.
11/15/2024	5.875%	5,630,000	5,833,063
06/01/2026	5.250%	2,127,000	2,108,259
06/15/2027	5.000%	1,578,000	1,526,715
Meritage Homes Corp.
04/01/2022	7.000%	3,328,000	3,589,378
06/01/2025	6.000%	1,717,000	1,736,388
06/06/2027	5.125%	2,051,000	1,906,790
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	2,300,000	2,306,992
03/01/2024	5.625%	2,745,000	2,696,963
Total			21,704,548
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 7.9%
Callon Petroleum Co.
10/01/2024	6.125%	2,281,000	2,336,385
Callon Petroleum Co.(a)
07/01/2026	6.375%	6,304,000	6,458,788
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	6,912,000	7,076,872
Centennial Resource Production LLC(a)
01/15/2026	5.375%	2,763,000	2,723,799
Chaparral Energy, Inc.(a)
07/15/2023	8.750%	2,668,000	2,651,032
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	10,020,000	9,739,841
Diamondback Energy, Inc.
11/01/2024	4.750%	1,501,000	1,513,328
05/31/2025	5.375%	7,433,000	7,621,590
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	882,000	879,164
01/30/2028	5.750%	8,253,000	8,233,226
Extraction Oil & Gas, Inc.(a)
02/01/2026	5.625%	1,669,000	1,562,548
Halcon Resources Corp.
02/15/2025	6.750%	9,749,000	9,066,356
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	3,292,000	3,195,683
Jagged Peak Energy LLC(a)
05/01/2026	5.875%	4,779,000	4,713,007
Laredo Petroleum, Inc.
01/15/2022	5.625%	1,916,000	1,909,432
03/15/2023	6.250%	11,925,000	11,970,434
Matador Resources Co.(a)
09/15/2026	5.875%	3,613,000	3,676,950
MEG Energy Corp.(a)
01/15/2025	6.500%	1,250,000	1,243,656
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	3,073,000	3,207,447
01/15/2025	5.375%	3,378,000	3,407,507
08/15/2025	5.250%	6,493,000	6,469,865
10/15/2027	5.625%	5,703,000	5,766,925
SM Energy Co.
06/01/2025	5.625%	1,555,000	1,543,477
09/15/2026	6.750%	10,549,000	10,945,125
01/15/2027	6.625%	2,447,000	2,520,422
Whiting Petroleum Corp.
01/15/2026	6.625%	4,576,000	4,759,040

4	Columbia High Yield Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WPX Energy, Inc.
01/15/2022	6.000%	2,579,000	2,668,847
09/15/2024	5.250%	6,175,000	6,201,929
06/01/2026	5.750%	2,309,000	2,340,398
Total			136,403,073
Leisure 0.7%
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%	2,820,000	2,990,982
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	3,002,000	2,960,386
03/15/2026	5.625%	1,576,000	1,584,036
Viking Cruises Ltd.(a)
09/15/2027	5.875%	4,475,000	4,390,262
Total			11,925,666
Lodging 0.1%
Hilton Grand Vacations Borrower LLC/Inc.
12/01/2024	6.125%	429,000	439,989
Marriott Ownership Resorts, Inc.(a)
09/15/2026	6.500%	895,000	912,476
Total			1,352,465
Media and Entertainment 2.2%
Match Group, Inc.
06/01/2024	6.375%	5,138,000	5,470,197
Netflix, Inc.(a)
04/15/2028	4.875%	13,213,000	12,523,110
11/15/2028	5.875%	10,569,000	10,601,013
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	8,348,000	8,432,198
Total			37,026,518
Metals and Mining 5.0%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	2,114,000	2,252,469
09/30/2026	7.000%	1,675,000	1,810,803
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	4,341,000	4,554,043
Constellium NV(a)
05/15/2024	5.750%	7,096,000	7,066,112
03/01/2025	6.625%	3,870,000	3,939,668
02/15/2026	5.875%	2,164,000	2,121,341
Freeport-McMoRan, Inc.
11/14/2024	4.550%	12,308,000	11,876,506
03/15/2043	5.450%	12,650,000	11,306,241
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	3,139,000	3,297,827
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	1,319,000	1,342,507
01/15/2025	7.625%	7,151,000	7,278,917
Novelis Corp.(a)
08/15/2024	6.250%	2,094,000	2,135,886
09/30/2026	5.875%	9,483,000	9,243,848
Teck Resources Ltd.
07/15/2041	6.250%	17,198,000	18,136,598
Total			86,362,766
Midstream 6.1%
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	4,656,000	4,737,173
DCP Midstream Operating LP
04/01/2044	5.600%	7,222,000	6,942,126
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	4,005,000	4,022,950
Energy Transfer Equity LP
06/01/2027	5.500%	18,461,000	19,399,834
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	4,921,000	5,022,875
NGPL PipeCo LLC(a)
08/15/2027	4.875%	4,947,000	4,978,097
12/15/2037	7.768%	1,754,000	2,166,216
NuStar Logistics LP
04/28/2027	5.625%	5,741,000	5,716,807
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	5,388,000	5,442,106
Sunoco LP/Finance Corp.(a)
01/15/2023	4.875%	1,880,000	1,854,396
02/15/2026	5.500%	6,176,000	5,913,718
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	2,759,000	2,834,243
01/15/2028	5.500%	4,728,000	4,776,628
Targa Resources Partners LP/Finance Corp.(a)
04/15/2026	5.875%	1,588,000	1,635,658
01/15/2028	5.000%	14,769,000	14,382,451
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	10,155,000	10,173,685
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	4,272,000	4,017,978
Total			104,016,941
Oil Field Services 2.3%
Calfrac Holdings LP(a)
06/15/2026	8.500%	2,494,000	2,377,016
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	2,320,000	2,384,568

Columbia High Yield Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nabors Industries, Inc.
01/15/2023	5.500%	1,114,000	1,110,684
Nabors Industries, Inc.(a)
02/01/2025	5.750%	9,745,000	9,417,851
Rowan Companies, Inc.
01/15/2024	4.750%	2,848,000	2,434,206
SESI LLC
09/15/2024	7.750%	4,945,000	5,139,625
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	4,263,000	4,294,973
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	1,219,000	1,241,133
U.S.A. Compression Partners LP/Finance Corp.(a)
04/01/2026	6.875%	4,200,000	4,354,312
Weatherford International LLC(a)
03/01/2025	9.875%	532,000	499,579
Weatherford International Ltd.
06/15/2021	7.750%	3,681,000	3,608,171
06/15/2023	8.250%	122,000	113,429
02/15/2024	9.875%	1,850,000	1,773,216
Total			38,748,763
Other Industry 0.4%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	5,117,000	5,038,582
WeWork Companies, Inc.(a)
05/01/2025	7.875%	1,411,000	1,367,352
Total			6,405,934
Other REIT 0.4%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	2,561,000	2,601,059
03/15/2027	5.375%	5,056,000	5,120,575
Total			7,721,634
Packaging 3.2%
ARD Finance SA PIK
09/15/2023	7.125%	2,992,000	3,035,501
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2024	7.250%	8,624,000	9,082,573
02/15/2025	6.000%	10,823,000	10,636,931
Berry Global, Inc.
07/15/2023	5.125%	5,060,000	5,049,708
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	2,750,000	2,742,418
Multi-Color Corp.(a)
11/01/2025	4.875%	6,772,000	6,320,497
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novolex (a)
01/15/2025	6.875%	1,763,000	1,699,202
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	6,623,851	6,640,861
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	9,060,000	9,205,477
Total			54,413,168
Pharmaceuticals 2.2%
Bausch Health Companies, Inc.(a)
12/01/2021	5.625%	3,204,000	3,178,166
03/15/2024	7.000%	3,895,000	4,115,017
04/15/2025	6.125%	8,068,000	7,517,528
11/01/2025	5.500%	1,638,000	1,634,886
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	3,073,000	2,938,947
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	7,606,000	7,664,118
Valeant Pharmaceuticals International, Inc.(a)
12/15/2025	9.000%	2,881,000	3,049,855
04/01/2026	9.250%	5,400,000	5,738,359
01/31/2027	8.500%	1,308,000	1,343,970
Total			37,180,846
Property & Casualty 0.3%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
08/01/2023	8.250%	757,000	785,417
HUB International Ltd.(a)
05/01/2026	7.000%	4,689,000	4,663,173
Total			5,448,590
Restaurants 0.1%
IRB Holding Corp.(a)
02/15/2026	6.750%	2,009,000	1,918,490
Retailers 0.4%
L Brands, Inc.
11/01/2035	6.875%	3,554,000	2,961,608
Party City Holdings, Inc.(a)
08/01/2026	6.625%	1,541,000	1,552,180
Penske Automotive Group, Inc.
12/01/2024	5.375%	1,051,000	1,039,805
05/15/2026	5.500%	2,151,000	2,108,232
Total			7,661,825
Technology 5.2%
Ascend Learning LLC(a)
08/01/2025	6.875%	2,274,000	2,300,151

6	Columbia High Yield Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Camelot Finance SA(a)
10/15/2024	7.875%	5,956,000	5,954,648
CDK Global, Inc.
06/01/2027	4.875%	4,080,000	3,999,591
Equinix, Inc.
01/15/2026	5.875%	10,292,000	10,675,593
05/15/2027	5.375%	7,720,000	7,860,960
First Data Corp.(a)
08/15/2023	5.375%	6,763,000	6,880,304
12/01/2023	7.000%	2,394,000	2,495,328
Gartner, Inc.(a)
04/01/2025	5.125%	7,077,000	7,165,463
Informatica LLC(a)
07/15/2023	7.125%	3,726,000	3,793,146
Iron Mountain, Inc.(a)
03/15/2028	5.250%	11,133,000	10,553,238
MSCI, Inc.(a)
08/15/2025	5.750%	4,888,000	5,125,596
NCR Corp.
12/15/2023	6.375%	1,655,000	1,673,437
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	7,397,000	7,082,628
Symantec Corp.(a)
04/15/2025	5.000%	6,799,000	6,722,470
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	5,505,000	5,350,139
Verscend Escrow Corp.(a)
08/15/2026	9.750%	2,386,000	2,444,354
Total			90,077,046
Transportation Services 0.9%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	1,799,000	1,798,782
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	6,975,000	6,539,069
Hertz Corp. (The)(a)
06/01/2022	7.625%	6,472,000	6,439,485
Total			14,777,336
Wireless 6.4%
Altice France SA(a)
05/01/2026	7.375%	21,750,000	21,372,029
02/01/2027	8.125%	3,670,000	3,724,756
SBA Communications Corp.
09/01/2024	4.875%	17,086,000	16,857,048
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Corp.
06/15/2024	7.125%	4,487,000	4,656,923
02/15/2025	7.625%	20,683,000	21,957,259
03/01/2026	7.625%	5,016,000	5,265,350
T-Mobile U.S.A., Inc.
03/01/2025	6.375%	5,074,000	5,310,768
01/15/2026	6.500%	14,772,000	15,644,538
02/01/2026	4.500%	2,703,000	2,575,118
02/01/2028	4.750%	3,381,000	3,185,527
Wind Tre SpA(a)
01/20/2026	5.000%	10,204,000	9,178,355
Total			109,727,671
Wirelines 2.8%
CenturyLink, Inc.
03/15/2022	5.800%	6,500,000	6,645,320
04/01/2024	7.500%	8,281,000	8,845,930
04/01/2025	5.625%	2,598,000	2,553,494
Frontier Communications Corp.
04/15/2024	7.625%	825,000	520,191
01/15/2025	6.875%	9,307,000	5,551,765
09/15/2025	11.000%	2,754,000	2,109,856
Telecom Italia Capital SA
09/30/2034	6.000%	8,288,000	8,176,352
Zayo Group LLC/Capital, Inc.
05/15/2025	6.375%	8,977,000	9,354,142
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	3,670,000	3,677,344
Total			47,434,394
Total Corporate Bonds & Notes (Cost $1,577,519,206)			1,564,961,245

Senior Loans 1.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.3%
Serta Simmons Bedding LLC(b),(c)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	10.071%	6,720,250	4,636,972
Independent Energy 0.3%
Chesapeake Energy Corp.(b),(c)
Tranche A Term Loan
3-month USD LIBOR + 7.500% 08/23/2021	9.576%	5,035,262	5,250,167

Columbia High Yield Bond Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2018 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.0%
UFC Holdings LLC(b),(c)
2nd Lien Term Loan
3-month USD LIBOR + 7.500% 08/18/2024	9.576%	440,000	444,400
Pharmaceuticals 0.1%
Bausch Health Companies, Inc.(b),(c)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	5.081%	1,285,725	1,289,788
Property & Casualty 0.1%
Hub International Ltd.(b),(c)
Term Loan
3-month USD LIBOR + 3.000% 04/25/2025	5.335%	1,443,000	1,441,110
Technology 0.4%
Applied Systems, Inc.(b),(c)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/19/2024	5.334%	1,792,455	1,798,424
Ascend Learning LLC(b),(c)
Term Loan
3-month USD LIBOR + 3.000% 07/12/2024	5.076%	778,120	776,175
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(b),(c)
Tranche B3 Term Loan
3-month USD LIBOR + 3.500% 12/01/2023	5.576%	1,745,988	1,748,904
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hyland Software, Inc.(b),(c)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	5.326%	1,106,861	1,112,672
Misys Ltd./Almonde/Tahoe(b),(c)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	5.576%	2,405,489	2,392,811
Total			7,828,986
Total Senior Loans (Cost $22,688,029)			20,891,423

Money Market Funds 9.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.058%(d),(e)	157,409,367	157,393,626
Total Money Market Funds (Cost $157,399,704)		157,393,626
Total Investments in Securities (Cost: $1,757,606,939)		1,743,246,294
Other Assets & Liabilities, Net		(29,466,322)
Net Assets		1,713,779,972

At August 31, 2018, securities and/or cash totaling $1,715,106 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(793)	12/2018	USD	(95,768,025)	—	(37,193)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 30	Morgan Stanley	06/20/2023	5.000	Quarterly	3.311	USD	18,000,000	237,917	—	—	237,917	—
8	Columbia High Yield Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2018 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At August 31, 2018, the total value of these securities amounted to $885,377,322, which represents 51.66% of total net assets.
(b)	The stated interest rate represents the weighted average interest rate at August 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(c)	Variable rate security. The interest rate shown was the current rate as of August 31, 2018.
(d)	The rate shown is the seven-day current annualized yield at August 31, 2018.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.058%
	70,417,682	226,398,152	(139,406,467)	157,409,367	(2,133)	(6,181)	436,589	157,393,626
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Columbia High Yield Bond Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia High Yield Bond Fund, August 31, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	1,564,961,245	—	—	1,564,961,245
Senior Loans	—	20,891,423	—	—	20,891,423
Money Market Funds	—	—	—	157,393,626	157,393,626
Total Investments in Securities	—	1,585,852,668	—	157,393,626	1,743,246,294
Investments in Derivatives
Asset
Swap Contracts	—	237,917	—	—	237,917
Liability
Futures Contracts	(37,193)	—	—	—	(37,193)
Total	(37,193)	1,586,090,585	—	157,393,626	1,743,447,018
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
10	Columbia High Yield Bond Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Large Cap Value Fund (formerly Columbia Diversified Equity Income Fund), August 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
Consumer Discretionary 7.8%
Automobiles 1.2%
General Motors Co.	716,384	25,825,643
Hotels, Restaurants & Leisure 1.3%
Royal Caribbean Cruises Ltd.	239,743	29,387,697
Household Durables 1.3%
Toll Brothers, Inc.	792,675	28,718,615
Media 2.9%
Comcast Corp., Class A	1,301,751	48,151,769
DISH Network Corp., Class A(a)	396,945	14,032,006
Total		62,183,775
Specialty Retail 1.1%
Home Depot, Inc. (The)	117,054	23,500,932
Total Consumer Discretionary		169,616,662
Consumer Staples 7.8%
Food & Staples Retailing 2.1%
Walmart, Inc.	479,347	45,950,203
Food Products 2.7%
Mondelez International, Inc., Class A	651,788	27,844,383
Tyson Foods, Inc., Class A	484,139	30,408,771
Total		58,253,154
Tobacco 3.0%
Altria Group, Inc.	314,814	18,422,915
Philip Morris International, Inc.	593,386	46,218,836
Total		64,641,751
Total Consumer Staples		168,845,108
Energy 10.7%
Energy Equipment & Services 0.9%
Patterson-UTI Energy, Inc.	1,103,530	18,903,469
Oil, Gas & Consumable Fuels 9.8%
BP PLC, ADR	487,830	20,918,150
Chevron Corp.	525,796	62,285,794
Cimarex Energy Co.	305,886	25,841,249
ConocoPhillips	609,556	44,759,697
Common Stocks (continued)
Issuer	Shares	Value ($)
EOG Resources, Inc.	234,580	27,734,394
Valero Energy Corp.	285,355	33,637,648
Total		215,176,932
Total Energy		234,080,401
Financials 24.5%
Banks 13.8%
Citigroup, Inc.	787,766	56,120,450
JPMorgan Chase & Co.	795,143	91,107,485
PNC Financial Services Group, Inc. (The)	244,156	35,046,152
Regions Financial Corp.	1,173,706	22,840,319
SunTrust Banks, Inc.	395,094	29,063,115
Wells Fargo & Co.	1,145,743	67,003,050
Total		301,180,571
Capital Markets 2.9%
Intercontinental Exchange, Inc.	381,957	29,116,582
Morgan Stanley	677,753	33,094,679
Total		62,211,261
Consumer Finance 1.4%
Capital One Financial Corp.	315,128	31,226,033
Diversified Financial Services 3.4%
Berkshire Hathaway, Inc., Class B(a)	355,648	74,230,851
Insurance 3.0%
Chubb Ltd.	253,815	34,325,941
Prudential Financial, Inc.	324,353	31,867,682
Total		66,193,623
Total Financials		535,042,339
Health Care 13.7%
Biotechnology 1.5%
Gilead Sciences, Inc.	432,017	32,716,647
Health Care Equipment & Supplies 2.6%
Medtronic PLC	584,239	56,326,482
Health Care Providers & Services 1.3%
Humana, Inc.	82,783	27,588,263
Pharmaceuticals 8.3%
Allergan PLC	117,869	22,596,666
Columbia Large Cap Value Fund | Quarterly Report 2018	1

Portfolio of Investments  (continued)
Columbia Large Cap Value Fund (formerly Columbia Diversified Equity Income Fund), August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Bristol-Myers Squibb Co.	456,087	27,616,068
Jazz Pharmaceuticals PLC(a)	61,941	10,586,956
Johnson & Johnson	517,093	69,647,256
Merck & Co., Inc.	744,906	51,093,102
Total		181,540,048
Total Health Care		298,171,440
Industrials 7.8%
Aerospace & Defense 1.0%
Northrop Grumman Corp.	76,399	22,804,338
Airlines 1.4%
Alaska Air Group, Inc.	450,249	30,387,305
Industrial Conglomerates 1.2%
Carlisle Companies, Inc.	202,589	25,690,311
Machinery 2.7%
Cummins, Inc.	212,722	30,163,979
Ingersoll-Rand PLC	292,810	29,658,725
Total		59,822,704
Road & Rail 1.5%
Norfolk Southern Corp.	183,732	31,939,971
Total Industrials		170,644,629
Information Technology 11.2%
Communications Equipment 2.7%
Cisco Systems, Inc.	1,236,106	59,048,784
IT Services 2.0%
First Data Corp., Class A(a)	940,489	24,189,377
MasterCard, Inc., Class A	88,670	19,113,705
Total		43,303,082
Semiconductors & Semiconductor Equipment 3.0%
Broadcom, Inc.	119,578	26,191,169
Lam Research Corp.	136,664	23,655,172
ON Semiconductor Corp.(a)	766,306	16,352,970
Total		66,199,311
Software 1.7%
Microsoft Corp.	183,941	20,662,092
Nuance Communications, Inc.(a)	964,193	15,735,630
Total		36,397,722
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 1.8%
Apple, Inc.	90,956	20,704,314
Western Digital Corp.	304,181	19,236,407
Total		39,940,721
Total Information Technology		244,889,620
Materials 2.9%
Chemicals 1.3%
Eastman Chemical Co.	291,492	28,283,469
Metals & Mining 1.6%
Freeport-McMoRan, Inc.	1,213,330	17,047,287
Steel Dynamics, Inc.	371,691	16,997,429
Total		34,044,716
Total Materials		62,328,185
Real Estate 4.1%
Equity Real Estate Investment Trusts (REITS) 4.1%
Alexandria Real Estate Equities, Inc.	243,178	31,211,896
American Homes 4 Rent, Class A	1,237,883	28,718,886
American Tower Corp.	199,037	29,680,397
Total		89,611,179
Total Real Estate		89,611,179
Telecommunication Services 1.2%
Diversified Telecommunication Services 1.2%
AT&T, Inc.	826,493	26,398,187
Total Telecommunication Services		26,398,187
Utilities 5.7%
Electric Utilities 2.9%
American Electric Power Co., Inc.	448,737	32,187,905
Xcel Energy, Inc.	665,615	31,982,801
Total		64,170,706
Multi-Utilities 2.8%
Ameren Corp.	484,954	30,663,641
NiSource, Inc.	1,105,238	29,918,793
Total		60,582,434
Total Utilities		124,753,140
Total Common Stocks (Cost $1,571,289,676)		2,124,380,890

2	Columbia Large Cap Value Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Large Cap Value Fund (formerly Columbia Diversified Equity Income Fund), August 31, 2018 (Unaudited)
Convertible Bonds 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.4%
DISH Network Corp.
08/15/2026	3.375%	9,732,000	9,153,948
Total Convertible Bonds (Cost $9,732,000)			9,153,948

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.058%(b),(c)	44,540,711	44,536,257
Total Money Market Funds (Cost $44,536,257)		44,536,257
Total Investments in Securities (Cost: $1,625,557,933)		2,178,071,095
Other Assets & Liabilities, Net		2,759,396
Net Assets		2,180,830,491
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.058%
	26,980,974	110,369,228	(92,809,491)	44,540,711	(193)	(2,698)	179,359	44,536,257
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Large Cap Value Fund | Quarterly Report 2018	3

Portfolio of Investments  (continued)
Columbia Large Cap Value Fund (formerly Columbia Diversified Equity Income Fund), August 31, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	169,616,662	—	—	—	169,616,662
Consumer Staples	168,845,108	—	—	—	168,845,108
Energy	234,080,401	—	—	—	234,080,401
Financials	535,042,339	—	—	—	535,042,339
Health Care	298,171,440	—	—	—	298,171,440
Industrials	170,644,629	—	—	—	170,644,629
Information Technology	244,889,620	—	—	—	244,889,620
Materials	62,328,185	—	—	—	62,328,185
Real Estate	89,611,179	—	—	—	89,611,179
Telecommunication Services	26,398,187	—	—	—	26,398,187
Utilities	124,753,140	—	—	—	124,753,140
Total Common Stocks	2,124,380,890	—	—	—	2,124,380,890
Convertible Bonds	—	9,153,948	—	—	9,153,948
Money Market Funds	—	—	—	44,536,257	44,536,257
Total Investments in Securities	2,124,380,890	9,153,948	—	44,536,257	2,178,071,095
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
4	Columbia Large Cap Value Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Large Cap Value Fund (formerly Columbia Diversified Equity Income Fund), August 31, 2018 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between levels during the period.
Columbia Large Cap Value Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Small/Mid Cap Value Fund, August 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.1%
Issuer	Shares	Value ($)
Consumer Discretionary 9.4%
Auto Components 0.9%
Cooper-Standard Holding, Inc.(a)	50,000	6,921,500
Diversified Consumer Services 1.0%
Grand Canyon Education, Inc.(a)	68,000	8,101,520
Hotels, Restaurants & Leisure 0.9%
Dine Brands Global, Inc.	85,000	7,090,700
Household Durables 1.6%
D.R. Horton, Inc.	175,000	7,789,250
William Lyon Homes, Inc., Class A(a)	289,000	5,655,730
Total		13,444,980
Media 1.0%
Nexstar Media Group, Inc., Class A	103,000	8,446,000
Specialty Retail 4.0%
Aaron’s, Inc.	130,000	6,463,600
American Eagle Outfitters, Inc.	250,000	6,490,000
Children’s Place, Inc. (The)	37,000	5,207,750
Foot Locker, Inc.	133,000	6,556,900
Genesco, Inc.(a)	155,000	7,881,750
Total		32,600,000
Total Consumer Discretionary		76,604,700
Consumer Staples 2.8%
Food & Staples Retailing 1.0%
BJ’s Wholesale Club Holdings, Inc.(a)	263,503	7,773,338
Food Products 1.8%
Post Holdings, Inc.(a)	82,000	7,975,320
TreeHouse Foods, Inc.(a)	135,000	7,033,500
Total		15,008,820
Total Consumer Staples		22,782,158
Energy 7.5%
Energy Equipment & Services 3.3%
FTS International, Inc.(a)	107,605	1,186,883
Helmerich & Payne, Inc.	86,000	5,639,020
Oceaneering International, Inc.	145,000	4,099,150
Patterson-UTI Energy, Inc.	230,000	3,939,900
Common Stocks (continued)
Issuer	Shares	Value ($)
TechnipFMC PLC	200,000	6,126,000
Transocean Ltd.(a)	470,000	5,691,700
Total		26,682,653
Oil, Gas & Consumable Fuels 4.2%
Arch Coal, Inc.	78,000	6,916,260
Callon Petroleum Co.(a)	360,000	4,068,000
PBF Energy, Inc., Class A	112,000	5,815,040
SM Energy Co.	132,000	3,971,880
SRC Energy, Inc.(a)	420,000	3,910,200
WPX Energy, Inc.(a)	520,000	9,916,400
Total		34,597,780
Total Energy		61,280,433
Financials 24.0%
Banks 11.1%
Bank OZK	115,000	4,652,900
East West Bancorp, Inc.	186,000	11,790,540
Hancock Whitney Corp.	158,000	8,144,900
Huntington Bancshares, Inc.	695,000	11,265,950
Popular, Inc.	245,000	12,333,300
Prosperity Bancshares, Inc.	135,000	10,103,400
Renasant Corp.	108,000	5,042,520
TCF Financial Corp.	353,000	8,948,550
Western Alliance Bancorp(a)	125,000	7,206,250
Zions Bancorporation	210,000	11,190,900
Total		90,679,210
Capital Markets 3.7%
E*TRADE Financial Corp.(a)	175,000	10,300,500
Houlihan Lokey, Inc.	150,000	7,054,500
Moelis & Co., ADR, Class A	133,000	7,720,650
Virtu Financial, Inc. Class A	235,000	5,123,000
Total		30,198,650
Consumer Finance 1.4%
Encore Capital Group, Inc.(a)	133,000	5,153,750
SLM Corp.(a)	555,000	6,504,600
Total		11,658,350
Columbia Small/Mid Cap Value Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Small/Mid Cap Value Fund, August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 3.5%
American Equity Investment Life Holding Co.	162,000	6,008,580
CNO Financial Group, Inc.	315,000	6,807,150
Everest Re Group Ltd.	42,000	9,366,840
MBIA, Inc.(a)	607,426	6,238,265
Total		28,420,835
Mortgage Real Estate Investment Trusts (REITS) 1.2%
New Residential Investment Corp.	315,000	5,849,550
Starwood Property Trust, Inc.	180,000	3,965,400
Total		9,814,950
Thrifts & Mortgage Finance 3.1%
BofI Holding, Inc.(a)	233,000	8,676,920
Flagstar Bancorp, Inc.(a)	275,000	9,088,750
MGIC Investment Corp.(a)	588,950	7,491,444
Total		25,257,114
Total Financials		196,029,109
Health Care 7.3%
Biotechnology 0.8%
bluebird bio, Inc.(a)	14,000	2,356,200
Immunomedics, Inc.(a)	153,400	4,104,984
Total		6,461,184
Health Care Equipment & Supplies 1.5%
Merit Medical Systems, Inc.(a)	103,500	6,090,975
Teleflex, Inc.	26,500	6,556,895
Total		12,647,870
Health Care Providers & Services 3.0%
LHC Group, Inc.(a)	120,000	11,871,600
Molina Healthcare, Inc.(a)	88,500	12,213,000
Total		24,084,600
Pharmaceuticals 2.0%
Amneal Pharmaceuticals, Inc.(a)	260,000	6,006,000
Horizon Pharma PLC(a)	490,000	10,358,600
Total		16,364,600
Total Health Care		59,558,254
Industrials 14.4%
Aerospace & Defense 0.8%
Curtiss-Wright Corp.	47,000	6,295,650
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 1.2%
XPO Logistics, Inc.(a)	92,000	9,798,000
Airlines 1.4%
Hawaiian Holdings, Inc.	127,000	5,270,500
Skywest, Inc.	100,000	6,530,000
Total		11,800,500
Building Products 1.0%
Armstrong World Industries, Inc.(a)	120,000	8,376,000
Commercial Services & Supplies 0.4%
Deluxe Corp.	60,176	3,563,623
Construction & Engineering 1.7%
Granite Construction, Inc.	144,000	6,577,920
MasTec, Inc.(a)	164,000	7,183,200
Total		13,761,120
Electrical Equipment 1.1%
GrafTech International Ltd.	495,000	9,147,600
Machinery 3.9%
Barnes Group, Inc.	106,000	7,214,360
Kennametal, Inc.	180,000	7,351,200
Navistar International Corp.(a)	219,000	9,541,830
Oshkosh Corp.	108,000	7,588,080
Total		31,695,470
Professional Services 1.1%
Korn/Ferry International	131,000	8,794,030
Road & Rail 1.1%
Hertz Global Holdings, Inc.(a)	263,000	4,631,430
Knight-Swift Transportation Holdings, Inc.	127,000	4,334,510
Total		8,965,940
Trading Companies & Distributors 0.7%
Triton International Ltd.	152,000	5,742,560
Total Industrials		117,940,493
Information Technology 10.0%
Communications Equipment 0.8%
Ciena Corp.(a)	215,000	6,789,700
Electronic Equipment, Instruments & Components 0.8%
TTM Technologies, Inc.(a)	320,000	5,984,000

2	Columbia Small/Mid Cap Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Small/Mid Cap Value Fund, August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 2.7%
Booz Allen Hamilton Holdings Corp.	220,000	11,255,200
GreenSky, Inc., Class A(a)	260,000	5,265,000
Pagseguro Digital Ltd., Class A(a)	200,000	5,778,000
Total		22,298,200
Semiconductors & Semiconductor Equipment 4.0%
Cree, Inc.(a)	55,000	2,646,050
Cypress Semiconductor Corp.	470,000	8,088,700
Ichor Holdings Ltd.(a)	125,000	3,241,250
Kulicke & Soffa Industries, Inc.	235,000	6,060,650
Marvell Technology Group Ltd.	435,000	8,995,800
ON Semiconductor Corp.(a)	183,000	3,905,220
Total		32,937,670
Software 1.7%
Avaya Holdings Corp.(a)	247,100	5,772,256
Ebix, Inc.	67,000	5,336,550
Take-Two Interactive Software, Inc.(a)	21,500	2,871,540
Total		13,980,346
Total Information Technology		81,989,916
Materials 4.7%
Chemicals 2.9%
Huntsman Corp.	225,000	6,860,250
Olin Corp.	200,000	6,146,000
Orion Engineered Carbons SA	294,000	10,584,000
Total		23,590,250
Metals & Mining 1.8%
Allegheny Technologies, Inc.(a)	265,000	7,162,950
United States Steel Corp.	255,000	7,568,400
Total		14,731,350
Total Materials		38,321,600
Real Estate 10.9%
Equity Real Estate Investment Trusts (REITS) 10.9%
Alexandria Real Estate Equities, Inc.	87,000	11,166,450
American Assets Trust, Inc.	144,000	5,688,000
Chesapeake Lodging Trust	225,000	7,404,750
Duke Realty Corp.	165,000	4,700,850
First Industrial Realty Trust, Inc.	320,000	10,387,200
Highwoods Properties, Inc.	110,000	5,471,400
Common Stocks (continued)
Issuer	Shares	Value ($)
Hospitality Properties Trust	245,000	7,102,550
Hudson Pacific Properties, Inc.	193,100	6,534,504
Mack-Cali Realty Corp.	305,000	6,661,200
Mid-America Apartment Communities, Inc.	52,000	5,385,120
PS Business Parks, Inc.	70,000	9,130,100
Sun Communities, Inc.	89,000	9,183,020
Total		88,815,144
Total Real Estate		88,815,144
Telecommunication Services 0.9%
Diversified Telecommunication Services 0.9%
Vonage Holdings Corp.(a)	530,000	7,515,400
Total Telecommunication Services		7,515,400
Utilities 6.2%
Electric Utilities 2.6%
Alliant Energy Corp.	150,000	6,426,000
Pinnacle West Capital Corp.	135,000	10,604,250
Portland General Electric Co.	88,000	4,083,200
Total		21,113,450
Gas Utilities 2.7%
New Jersey Resources Corp.	225,000	10,260,000
South Jersey Industries, Inc.	235,000	7,797,300
Southwest Gas Holdings, Inc.	55,000	4,252,600
Total		22,309,900
Multi-Utilities 0.9%
CMS Energy Corp.	150,000	7,386,000
Total Utilities		50,809,350
Total Common Stocks (Cost $579,171,747)		801,646,557

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.058%(b),(c)	16,838,454	16,836,770
Total Money Market Funds (Cost $16,836,770)		16,836,770
Total Investments in Securities (Cost: $596,008,517)		818,483,327
Other Assets & Liabilities, Net		(1,622,348)
Net Assets		816,860,979

Columbia Small/Mid Cap Value Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Small/Mid Cap Value Fund, August 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.058%
	19,539,323	34,289,376	(36,990,245)	16,838,454	(146)	(1,741)	115,567	16,836,770
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
4	Columbia Small/Mid Cap Value Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Small/Mid Cap Value Fund, August 31, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	76,604,700	—	—	—	76,604,700
Consumer Staples	22,782,158	—	—	—	22,782,158
Energy	61,280,433	—	—	—	61,280,433
Financials	196,029,109	—	—	—	196,029,109
Health Care	59,558,254	—	—	—	59,558,254
Industrials	117,940,493	—	—	—	117,940,493
Information Technology	81,989,916	—	—	—	81,989,916
Materials	38,321,600	—	—	—	38,321,600
Real Estate	88,815,144	—	—	—	88,815,144
Telecommunication Services	7,515,400	—	—	—	7,515,400
Utilities	50,809,350	—	—	—	50,809,350
Total Common Stocks	801,646,557	—	—	—	801,646,557
Money Market Funds	—	—	—	16,836,770	16,836,770
Total Investments in Securities	801,646,557	—	—	16,836,770	818,483,327
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Small/Mid Cap Value Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia Quality Income Fund, August 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 11.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ALM XIX Ltd.(a),(b)
Series 2016-19A Class B
3-month USD LIBOR + 3.000% 07/15/2028	5.339%	4,000,000	4,017,444
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month USD LIBOR + 1.700% 01/20/2031	4.048%	8,000,000	7,915,880
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-1A Class BR
3-month USD LIBOR + 2.350% 08/14/2030	4.669%	5,000,000	5,011,650
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% 10/15/2030	4.039%	6,750,000	6,711,768
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% 01/15/2031	3.759%	12,500,000	12,432,362
Conn’s Receivables Funding LLC(a)
Subordinated, Series 2017-B Class B
04/15/2021	4.520%	5,600,000	5,638,958
Consumer Loan Underlying Bond Credit Trust(a)
Subordinated Series 2018-P1 Class B
07/15/2025	4.070%	12,310,000	12,315,505
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class ER
3-month USD LIBOR + 7.540% 10/15/2028	9.879%	3,000,000	3,039,360
Madison Park Funding Ltd.(a),(b)
Series 2015-18A Class CR
3-month USD LIBOR + 1.950% 10/21/2030	4.297%	7,000,000	6,999,797
Marlette Funding Trust(a)
Subordinated, Series 2018-2A Class C
07/17/2028	4.370%	8,250,000	8,250,317
Morgan Stanley Resecuritization Pass-Through Trust(a),(c)
Series 2018-SC1 Class B
09/18/2023	1.000%	5,000,000	4,762,700
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	9.597%	2,750,000	2,833,141
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/23/2029	9.017%	4,300,000	4,352,305
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	4.089%	7,000,000	7,011,865
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class B
06/17/2024	3.900%	7,000,000	6,999,967
Subordinated Series 2017-2A Class B
09/15/2023	3.480%	5,000,000	4,991,463
Subordinated, Series 2017-1A Class C
06/15/2023	5.800%	10,250,000	10,393,758
Subordinated, Series 2017-2A Class C
09/15/2023	5.370%	12,750,000	12,830,570
Redding Ridge Asset Management Ltd.(a),(b)
Series 2018-4A Class A2
3-month USD LIBOR + 1.550% 04/15/2030	3.620%	26,500,000	26,495,150
Series 2018-4A Class D
3-month USD LIBOR + 5.850% 04/15/2030	7.920%	7,000,000	7,009,926
RR 1 LLC(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.700% 07/15/2029	2.979%	7,800,000	7,809,906
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% 01/15/2030	3.112%	6,500,000	6,436,306
SCF Equipment Leasing LLC(a)
Series 2017-2A Class A
12/20/2023	3.410%	9,619,898	9,530,036
SoFi Consumer Loan Program Trust(a)
Series 2018-3 Class B
08/25/2027	4.020%	8,450,000	8,468,151
SoFi Professional Loan Program LLC(a),(c),(d),(e),(f)
Series 2015-D Class RC
10/26/2037	0.000%	6	2,580,000
Series 2016-A Class RIO
01/25/2038	0.000%	9	2,237,978
Series 2016-A Class RPO
01/25/2038	0.000%	9	4,080,081
Series 2016-B Class RC
04/25/2037	0.000%	6	2,040,000
SoFi Professional Loan Program LLC(a),(c),(d),(f)
Series 2017-A Class R
03/26/2040	0.000%	53,124	3,506,184
Columbia Quality Income Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2018 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sounds Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% 04/18/2031	4.251%	10,000,000	10,007,170
Total Asset-Backed Securities — Non-Agency (Cost $221,234,381)			216,709,698

Commercial Mortgage-Backed Securities - Agency 4.5%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K057 Class A2
07/25/2026	2.570%	30,000,000	28,581,966
Federal National Mortgage Association(g)
Series 2017-M15 Class ATS2
11/25/2027	3.196%	15,000,000	14,602,324
Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	17,980,018	17,111,395
FRESB Mortgage Trust(g)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	15,942,466	15,574,836
Government National Mortgage Association
Series 2017-190 Class AD
03/16/2060	2.600%	7,919,248	7,474,520
Total Commercial Mortgage-Backed Securities - Agency (Cost $86,492,481)			83,345,041

Commercial Mortgage-Backed Securities - Non-Agency 8.7%

1211 Avenue of the Americas Trust(a),(g)
Subordinated, Series 2015-1211 Class C
08/10/2035	4.280%	4,400,000	4,454,278
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class C
1-month USD LIBOR + 1.600% 05/15/2035	3.900%	10,000,000	10,006,366
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a),(b)
Series 2013-DSNY Class F
1-month USD LIBOR + 3.500% 09/15/2026	5.563%	6,928,000	6,927,697
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class D
1-month USD LIBOR + 1.800% 06/15/2035	3.761%	6,500,000	6,531,868
BX Trust(a),(b)
Series 2018-GW Class E
1-month USD LIBOR + 1.970% 05/15/2035	4.033%	7,000,000	7,050,114
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% 11/15/2036	4.313%	17,000,000	17,074,678
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class D
09/15/2037	4.373%	6,000,000	5,738,879
Subordinated, Series 2014-USA Class E
09/15/2037	4.373%	9,500,000	8,568,118
Subordinated, Series 2014-USA Class F
09/15/2037	4.373%	2,000,000	1,677,622
Direxion Daily Retail Bull(a),(b)
Series 2018-RVP Class B
1-month USD LIBOR + 1.750% 03/15/2033	3.527%	13,165,399	13,231,347
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class D
11/05/2038	4.194%	9,400,000	9,245,074
Series 2016-HHV Class F
11/05/2038	4.194%	15,500,000	14,048,166
Hilton U.S.A. Trust(a)
Series 2016-SFP Class A
11/05/2035	2.828%	2,200,000	2,143,163
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	9,000,000	9,183,869
Subordinated, Series 2016-SFP Class F
11/05/2035	6.155%	8,700,000	8,865,069
Independence Plaza Trust(a)
Series 2018-INDP Class C
07/10/2035	4.158%	7,000,000	7,036,512
Invitation Homes Trust(a),(b)
Series 2017-SFR2 Class E
1-month USD LIBOR + 2.250% 12/17/2036	4.313%	10,000,000	10,082,163
Morgan Stanley Capital I Trust(a)
Series 2018-MP Class E
07/11/2040	4.419%	5,000,000	4,583,611
Progress Residential Trust(a)
Series 2017-SFR1 Class E
08/17/2034	4.261%	4,000,000	3,978,918
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% 02/15/2032	3.563%	5,470,000	5,529,948
Series 2018-NYCH Class D
1-month USD LIBOR + 2.100% 02/15/2032	4.163%	6,700,000	6,775,365
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $159,950,467)			162,732,825

2	Columbia Quality Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2018 (Unaudited)
Repurchase Agreements 1.4%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party TD Securities (U.S.A.) LLC
dated 08/31/2018, matures 09/04/2018,
repurchase price $25,005,444 (collateralized by U.S. Government Agencies, Total Market Value $25,500,001)
	1.960%	25,000,000	25,000,000
Total Repurchase Agreements (Cost $25,000,000)			25,000,000

Residential Mortgage-Backed Securities - Agency 84.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
01/01/2020	10.500%	953	954
04/01/2022	6.500%	19,891	20,067
10/01/2024- 04/01/2040	5.000%	8,753,299	9,349,958
01/01/2030- 06/01/2033	5.500%	5,002,613	5,354,360
06/01/2031	8.000%	92,949	102,201
07/01/2033- 11/01/2037	6.000%	1,111,760	1,226,571
07/01/2039- 06/01/2048	4.500%	39,661,196	41,331,537
04/01/2041- 11/01/2045	4.000%	54,767,906	56,084,379
01/01/2042- 11/01/2046	3.500%	219,012,188	219,302,227
11/01/2043	3.000%	29,281,570	28,533,924
Federal Home Loan Mortgage Corp.(h),(i)
06/01/2045	3.500%	0	0
03/01/2046	4.000%	0	0
Federal Home Loan Mortgage Corp.(j)
09/13/2048	3.000%	24,000,000	23,225,626
09/13/2048	4.000%	87,000,000	88,631,250
Federal Home Loan Mortgage Corp.(b),(k)
CMO Series 264 Class S1
1-month USD LIBOR + 5.950% 07/15/2042	3.887%	12,225,337	1,937,828
CMO Series 318 Class S1
1-month USD LIBOR + 5.950% 11/15/2043	3.887%	12,296,153	2,175,676
CMO Series 3913 Class SW
1-month USD LIBOR + 6.600% 09/15/2040	4.537%	2,684,253	242,168
CMO Series 4094 Class SY
1-month USD LIBOR + 6.080% 08/15/2042	4.017%	13,861,769	2,379,761
CMO Series 4174 Class SB
1-month USD LIBOR + 6.200% 05/15/2039	4.137%	15,818,687	1,582,326
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4183 Class AS
1-month USD LIBOR + 6.150% 04/15/2039	4.087%	4,831,673	498,599
CMO Series 4223 Class DS
1-month USD LIBOR + 6.100% 12/15/2038	4.037%	2,995,120	254,679
CMO Series 4286 Class NS
1-month USD LIBOR + 5.900% 12/15/2043	3.837%	5,139,689	888,773
CMO Series 4594 Class SA
1-month USD LIBOR + 5.950% 06/15/2046	3.887%	12,191,600	2,214,513
CMO STRIPS Series 309 Class S4
1-month USD LIBOR + 5.970% 08/15/2043	3.907%	14,130,703	2,246,618
CMO STRIPS Series 312 Class S1
1-month USD LIBOR + 5.950% 09/15/2043	3.887%	8,682,582	1,368,251
CMO STRIPS Series 326 Class S1
1-month USD LIBOR + 6.000% 03/15/2044	3.937%	5,919,124	894,126
Federal Home Loan Mortgage Corp.(k)
CMO Series 304 Class C69
12/15/2042	4.000%	5,055,117	1,061,126
CMO Series 3786 Class PI
12/15/2037	4.500%	647,281	7,716
CMO Series 3800 Class HI
01/15/2040	4.500%	2,592,061	223,851
CMO Series 4098 Class AI
05/15/2039	3.500%	6,131,410	611,432
CMO Series 4120 Class AI
11/15/2039	3.500%	6,879,524	752,143
CMO Series 4121 Class IA
01/15/2041	3.500%	7,054,286	879,795
CMO Series 4122 Class JI
12/15/2040	4.000%	5,215,617	599,214
CMO Series 4139 Class CI
05/15/2042	3.500%	5,095,215	661,078
CMO Series 4147 Class CI
01/15/2041	3.500%	8,486,273	1,215,446
CMO Series 4148 Class BI
02/15/2041	4.000%	5,275,005	691,823
CMO Series 4177 Class IY
03/15/2043	4.000%	11,095,678	2,319,129
CMO Series 4182 Class DI
05/15/2039	3.500%	12,606,319	1,272,058
CMO Series 4213 Class DI
06/15/2038	3.500%	9,013,333	827,350

Columbia Quality Income Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4215 Class IL
07/15/2041	3.500%	8,630,391	983,639
Federal Home Loan Mortgage Corp.(g),(k)
CMO Series 4068 Class GI
09/15/2036	1.312%	10,183,262	472,700
CMO Series 4107 Class KS
06/15/2038	1.375%	8,026,819	432,917
CMO Series 4620 Class AS
11/15/2042	1.241%	14,705,659	626,420
Federal Home Loan Mortgage Corp.(b)
CMO Series 4119 Class SP
1-month USD LIBOR + 2.571% 10/15/2042	1.393%	164,129	163,609
Federal National Mortgage Association
09/01/2022- 10/01/2037	6.500%	4,318,284	4,828,745
11/01/2022- 09/01/2036	6.000%	836,103	911,398
03/01/2023- 04/01/2041	5.500%	6,204,137	6,829,219
06/01/2025- 08/01/2041	4.500%	61,538,059	64,380,761
02/01/2027- 01/01/2047	3.000%	151,034,665	147,479,480
04/01/2029- 09/01/2041	5.000%	39,658,723	42,431,485
11/01/2037	8.500%	33,104	39,788
11/01/2040- 08/01/2045	4.000%	77,682,055	79,641,154
03/01/2042- 12/01/2047	3.500%	177,678,583	177,321,220
CMO Series 2017-72 Class B
09/25/2047	3.000%	16,500,557	16,252,869
Federal National Mortgage Association(j)
09/18/2033	2.500%	37,000,000	35,963,341
09/18/2033- 09/13/2048	3.000%	67,500,000	66,802,590
09/13/2048	3.500%	68,000,000	67,626,796
09/13/2048	4.000%	38,000,000	38,693,261
09/13/2048	4.500%	38,000,000	39,460,150
Federal National Mortgage Association(l)
09/01/2040	4.000%	10,933,819	11,212,588
Federal National Mortgage Association(b),(k)
CMO Series 2005-74 Class NI
1-month USD LIBOR + 6.080% 05/25/2035	4.015%	11,786,891	1,264,038
CMO Series 2007-54 Class DI
1-month USD LIBOR + 6.100% 06/25/2037	4.035%	11,260,084	1,673,233
CMO Series 2012-80 Class DS
1-month USD LIBOR + 6.650% 06/25/2039	4.585%	4,615,859	522,369
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-97 Class SB
1-month USD LIBOR + 6.100% 06/25/2032	4.035%	7,700,022	614,854
CMO Series 2014-93 Class ES
1-month USD LIBOR + 6.150% 01/25/2045	4.085%	18,478,564	2,996,369
CMO Series 2016-101 Class SK
1-month USD LIBOR + 5.950% 01/25/2047	3.885%	35,175,337	6,392,847
CMO Series 2016-42 Class SB
1-month USD LIBOR + 6.000% 07/25/2046	3.935%	32,771,689	5,783,784
CMO Series 2017-90 Class SP
1-month USD LIBOR + 6.150% 11/25/2047	4.085%	16,306,220	2,914,256
Federal National Mortgage Association(g),(k)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	8,575,068	1
CMO Series 2016-62 Class AS
09/25/2046	1.478%	25,002,585	934,502
Federal National Mortgage Association(k)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	21,108,651	3,018,607
CMO Series 2012-121 Class GI
08/25/2039	3.500%	6,282,214	818,050
CMO Series 2012-129 Class IC
01/25/2041	3.500%	10,730,226	1,704,583
CMO Series 2012-133 Class EI
07/25/2031	3.500%	4,068,972	450,847
CMO Series 2012-134 Class AI
07/25/2040	3.500%	16,680,294	2,458,654
CMO Series 2012-144 Class HI
07/25/2042	3.500%	4,564,165	563,704
CMO Series 2012-96 Class CI
04/25/2039	3.500%	7,157,490	696,612
CMO Series 2013-1 Class AI
02/25/2043	3.500%	4,978,532	1,045,154
CMO Series 2013-1 Class BI
02/25/2040	3.500%	3,321,833	335,571
CMO Series 2013-16
01/25/2040	3.500%	11,380,689	1,368,601
CMO Series 2013-41 Class IY
05/25/2040	3.500%	12,877,052	1,405,125
CMO Series 2013-6 Class MI
02/25/2040	3.500%	10,380,668	1,437,989
CMO Series 417 Class C4
02/25/2043	3.500%	16,198,567	3,401,066

4	Columbia Quality Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
03/15/2030	7.000%	9,684	9,695
12/15/2031- 02/15/2032	6.500%	201,568	221,996
12/15/2032	6.000%	64,079	72,346
09/15/2033- 08/20/2040	5.000%	12,687,032	13,524,460
Government National Mortgage Association(j)
09/20/2048	3.000%	47,000,000	45,975,546
09/20/2048	3.500%	10,500,000	10,540,606
09/20/2048	4.500%	112,000,000	116,408,600
Government National Mortgage Association(k)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	7,617,072	1,377,333
CMO Series 2012-129 Class AI
08/20/2037	3.000%	8,498,051	813,295
CMO Series 2014-131 Class EI
09/16/2039	4.000%	13,554,808	2,048,352
CMO Series 2015-175 Class AI
10/16/2038	3.500%	27,458,947	3,757,309
Government National Mortgage Association(b),(k)
CMO Series 2014-131 Class BS
1-month USD LIBOR + 6.200% 09/16/2044	4.137%	16,987,588	3,459,718
CMO Series 2015-144 Class SA
1-month USD LIBOR + 6.200% 10/20/2045	4.123%	16,135,111	3,069,805
CMO Series 2016-108 Class SN
1-month USD LIBOR + 6.080% 08/20/2046	4.003%	9,340,155	1,796,005
CMO Series 2016-146 Class NS
1-month USD LIBOR + 6.100% 10/20/2046	4.023%	11,053,334	2,050,003
CMO Series 2017-101 Class SA
1-month USD LIBOR + 6.200% 07/20/2047	4.123%	13,702,992	2,193,328
CMO Series 2017-170 Class QS
1-month USD LIBOR + 6.200% 11/20/2047	4.123%	19,228,726	3,227,888
CMO Series 2018-21 Class WS
1-month USD LIBOR + 6.200% 02/20/2048	4.123%	17,748,763	3,355,556
CMO Series 2018-40 Class SC
1-month USD LIBOR + 6.200% 03/20/2048	4.123%	13,775,925	2,340,136
CMO Series 2018-63 Class HS
1-month USD LIBOR + 6.200% 04/20/2048	4.123%	12,879,276	2,290,385
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-97 Class MS
1-month USD LIBOR + 6.200% 07/20/2048	4.123%	18,721,560	3,289,088
Government National Mortgage Association(b),(c),(k)
CMO Series 2018-105 Class SA
1-month USD LIBOR + 6.200% 08/20/2048	4.100%	22,962,868	3,817,577
Total Residential Mortgage-Backed Securities - Agency (Cost $1,615,108,696)			1,570,962,506

Residential Mortgage-Backed Securities - Non-Agency 17.8%

Angel Oak Mortgage Trust I LLC(a)
CMO Series 2016-1 Class A1
07/25/2046	3.500%	7,037,792	6,991,530
Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2017-2 Class M1
07/25/2047	3.737%	9,583,000	9,397,215
Angel Oak Mortgage Trust LLC(a),(g)
CMO Series 2017-1 Class M1
01/25/2047	4.629%	4,545,000	4,540,460
CMO Series 2017-3 Class M1
11/25/2047	3.900%	4,500,000	4,484,187
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A2
04/25/2048	4.016%	7,077,630	7,079,731
CMO Series 2018-1 Class A3
04/25/2048	4.218%	10,380,524	10,384,160
ASG Resecuritization Trust(a),(g)
CMO Series 2013-2 Class 2A70
11/28/2035	3.319%	950,032	949,071
Bayview Opportunity Master Fund IIIa Trust(a)
Series 2017-RN8 Class A1
11/28/2032	3.352%	3,014,499	3,011,146
Bayview Opportunity Master Fund IVb Trust(a)
Subordinated, CMO Series 2016-SPL2 Class B3
06/28/2053	5.500%	6,983,050	7,254,536
Bayview Opportunity Master Fund Trust IIb(a)
CMO Series 2018-RN5 Class A1
04/28/2033	3.820%	14,297,633	14,266,683
BCAP LLC Trust(a),(g)
CMO Series 2012-RR10 Class 2A1
09/26/2036	4.559%	425,310	425,195
CMO Series 2012-RR7 Class 2A3
07/26/2036	4.419%	411,671	410,610
BCAP LLC Trust(a)
CMO Series 2013-RR1 Class 10A1
10/26/2036	3.000%	272,866	272,482

Columbia Quality Income Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	3.422%	11,500,000	11,531,693
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	3.672%	4,200,000	4,227,190
CAM Mortgage Trust(a)
CMO Series 2018-1 Class A1
12/01/2065	3.960%	5,226,585	5,226,316
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	4.815%	7,000,000	7,055,686
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	5,578,287	5,376,150
CIM Trust(a),(g)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	4,856,091	4,856,118
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2009-11 Class 1A2
02/25/2037	3.858%	710,197	684,793
CMO Series 2014-A Class B2
01/25/2035	5.476%	1,997,574	2,114,817
CMO Series 2014-C Class A
02/25/2054	3.250%	794,848	778,502
CMO Series 2015-A Class B3
06/25/2058	4.500%	3,267,475	3,128,771
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	5,459,045	5,301,741
COLT LLC(a),(b)
CMO Series 15-1 Class A1V
1-month USD LIBOR + 3.000% 12/26/2045	5.065%	96,180	96,235
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	2,425,804	2,423,118
CMO Series 2018-1 Class A3
02/25/2048	3.084%	3,079,251	3,060,801
COLT Mortgage Loan Trust(a),(g)
CMO Series 2016-2 Class A2
09/25/2046	3.250%	2,042,559	2,039,895
CMO Series 2016-3 Class M1
12/26/2046	5.500%	9,820,000	9,811,786
CMO Series 2018-2 Class M1
07/27/2048	4.189%	5,000,000	5,022,926
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 10A5
04/27/2037	4.000%	1,578,416	1,574,199
Credit Suisse Mortgage Capital Certificates(a),(g)
CMO Series 2011-2R Class 2A9
07/27/2036	4.239%	6,985,000	7,336,510
CMO Series 2013-2R Class 1A5
05/27/2036	3.633%	1,716,118	1,714,067
CMO Series 2014-2R Class 17A2
04/27/2037	4.128%	2,205,941	2,199,947
Credit Suisse Securities (U.S.A.) LLC(a)
CMO Series 2014-5R Class 5A2
07/27/2037	3.250%	1,420,163	1,392,015
Deephaven Residential Mortgage Trust(a)
CMO Series 2017-3A Class A3
10/25/2047	2.813%	2,931,952	2,907,902
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
CMO Series 2003-1 Class 1A7
04/25/2033	5.500%	216,862	212,732
GCAT LLC(a)
CMO Series 2018-2 Class A1
06/26/2023	4.090%	10,735,557	10,735,555
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	9,415,241	9,252,846
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-1 Class A3
06/25/2048	3.999%	6,356,076	6,364,867
Mill City Mortgage Trust(a),(g)
CMO Series 2015-2 Class M2
09/25/2057	3.786%	5,778,000	5,847,766
New Residential Mortgage LLC(a)
CMO Series 2018-FNT2 Class E
07/25/2054	5.120%	4,787,698	4,803,072
Subordinated, CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	8,720,824	8,713,682
Subordinated, CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	3,580,128	3,578,570
New Residential Mortgage Loan Trust(a),(g),(k)
CMO Series 2014-1A Class AIO
01/25/2054	2.277%	26,418,142	1,173,261
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class C
01/25/2023	3.981%	5,959,265	5,911,237
Subordinated, CMO Series 2018-PLS2 Class B
02/25/2023	3.709%	5,235,266	5,210,441
Oak Hill Advisors Residential Loan Trust(a)
CMO Series 2017-NPL1 Class A1
06/25/2057	3.000%	3,750,332	3,744,882

6	Columbia Quality Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktown Re Ltd.(a),(b)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	4.315%	2,466,799	2,477,920
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% 02/25/2023	4.915%	18,000,000	18,150,467
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	4.713%	15,000,000	15,067,119
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A1
09/25/2022	3.470%	12,463,229	12,463,185
CMO Series 2018-2A Class A1
08/25/2023	4.000%	8,500,000	8,463,701
CMO Series 2018-2A Class A2
08/25/2023	5.000%	5,000,000	4,906,889
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	8,249,197	8,209,524
CMO Series 2018-1A Class A1
04/25/2023	3.750%	8,713,096	8,665,483
Pretium Mortgage Credit Partners I(a)
CMO Series 2017-NPL2 Class A1
03/28/2057	3.250%	2,745,352	2,733,472
RBSSP Resecuritization Trust(a),(g)
CMO Series 2012-1 Class 5A2
12/27/2035	3.838%	3,789,451	3,797,092
RBSSP Resecuritization Trust(a)
CMO Series 2012-5 Class 2A1
07/26/2036	5.750%	1,272,255	1,281,153
SGR Residential Mortgage Trust(a)
CMO Series 2016-1 Class A1
11/25/2046	3.750%	1,629,982	1,626,092
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2018-IMC1 Class M1
03/25/2048	4.589%	4,000,000	3,999,473
Vendee Mortgage Trust(g),(k)
CMO Series 1998-1 Class 2IO
03/15/2028	0.218%	1,265,064	7,638
CMO Series 1998-3 Class IO
03/15/2029	0.082%	1,554,454	1,569
Vericrest Opportunity Loan Transferee LXIX LLC(a)
CMO Series 2018-NPL5 Class A1B
08/25/2048	4.704%	10,300,000	10,299,986
Verus Securitization Trust(a),(g)
CMO Series 2018-INV1 Class A2
03/25/2058	3.857%	2,484,330	2,486,053
CMO Series 2018-INV1 Class A3
03/25/2058	4.059%	3,266,433	3,268,719
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $330,825,458)			332,782,630

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.058%(m),(n)	1,986,518	1,986,319
Total Money Market Funds (Cost $1,986,319)		1,986,319
Total Investments in Securities (Cost: $2,440,597,802)		2,393,519,019
Other Assets & Liabilities, Net		(527,328,829)
Net Assets		1,866,190,190

At August 31, 2018, securities and/or cash totaling $1,913,828 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	1,160	12/2018	USD	140,089,418	234,740	—

Columbia Quality Income Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2018 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(20)	12/2018	USD	(2,901,683)	2,998	—
U.S. Treasury 5-Year Note	(89)	12/2018	USD	(10,104,833)	—	(14,784)
Total					2,998	(14,784)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
3-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(215,000,000)	(215,000,000)	2.75	2/20/2019	(634,250)	(601,248)
3-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(215,000,000)	(215,000,000)	2.75	2/22/2019	(666,500)	(610,664)
Total							(1,300,750)	(1,211,912)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Credit Suisse	11/17/2059	3.000	Monthly	USD	9,900,000	685,401	(5,775)	744,621	—	—	(64,995)
Markit CMBX North America Index, Series 10 BBB-	Credit Suisse	11/17/2059	3.000	Monthly	USD	9,900,000	685,401	(5,775)	762,658	—	—	(83,032)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	4,000,000	276,930	(2,333)	254,861	—	19,736	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	1,900,000	131,541	(1,108)	121,059	—	9,374	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	6,500,000	450,010	(3,792)	455,354	—	—	(9,136)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	4,000,000	276,930	(2,333)	303,065	—	—	(28,468)
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	USD	8,000,000	615,000	(4,667)	590,413	—	19,920	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	USD	6,000,000	461,250	(3,500)	454,643	—	3,107	—
Total								(29,283)	3,686,674	—	52,137	(185,631)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At August 31, 2018, the total value of these securities amounted to $712,003,214, which represents 38.15% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of August 31, 2018.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents shares owned in the residual interest of an asset-backed securitization.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2018, the total value of these securities amounted to $10,938,059, which represents 0.59% of total net assets.
(f)	Zero coupon bond.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2018.
(h)	Represents fractional shares.
(i)	Negligible market value.
(j)	Represents a security purchased on a when-issued basis.
8	Columbia Quality Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(k)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(l)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(m)	The rate shown is the seven-day current annualized yield at August 31, 2018.
(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.058%
	55,502,771	183,848,701	(237,364,954)	1,986,518	(2,829)	(772)	184,571	1,986,319
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
Columbia Quality Income Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2018 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	197,502,755	19,206,943	—	216,709,698
Commercial Mortgage-Backed Securities - Agency	—	83,345,041	—	—	83,345,041
Commercial Mortgage-Backed Securities - Non-Agency	—	162,732,825	—	—	162,732,825
Repurchase Agreements	—	25,000,000	—	—	25,000,000
Residential Mortgage-Backed Securities - Agency	—	1,567,144,929	3,817,577	—	1,570,962,506
Residential Mortgage-Backed Securities - Non-Agency	—	332,782,630	—	—	332,782,630
Money Market Funds	—	—	—	1,986,319	1,986,319
Total Investments in Securities	—	2,368,508,180	23,024,520	1,986,319	2,393,519,019
Investments in Derivatives
Asset
Futures Contracts	237,738	—	—	—	237,738
Options Contracts Written	—	(1,211,912)	—	—	(1,211,912)
Swap Contracts	—	52,137	—	—	52,137
Liability
Futures Contracts	(14,784)	—	—	—	(14,784)
Swap Contracts	—	(185,631)	—	—	(185,631)
Total	222,954	2,367,162,774	23,024,520	1,986,319	2,392,396,567
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
10	Columbia Quality Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 05/31/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 08/31/2018 ($)
Asset-Backed Securities — Non-Agency	15,448,523	12,382	-	(975,462)	-	-	4,721,500	-	19,206,943
Commercial Mortgage-Backed Securities — Non-Agency	6,506,500	-	-	-	-	-	-	(6,506,500)	-
Residential Mortgage-Backed Securities — Non-Agency	31,961,973	(4,218)	-	83,153	3,738,642	-	-	(31,961,973)	3,817,577
Total	53,916,996	8,164	-	(892,309)	3,738,642	-	4,721,500	(38,468,473)	23,024,520
(a) Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2018 was $(892,309), which is comprised of Asset-Backed Securities — Non-Agency of $(975,462) and Residential Mortgage-Backed Securities — Non-Agency of $83,153.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and asset backed securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
Columbia Quality Income Fund | Quarterly Report 2018	11

Portfolio of Investments
Columbia Seligman Communications and Information Fund, August 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Consumer Discretionary 0.5%
Cable & Satellite 0.3%
Charter Communications, Inc., Class A(a)	56,200	17,444,480
Total Cable & Satellite		17,444,480
Internet & Direct Marketing Retail 0.2%
JD.com, Inc., ADR(a)	402,800	12,607,640
Total Internet & Direct Marketing Retail		12,607,640
Total Consumer Discretionary		30,052,120
Information Technology 98.2%
Application Software 10.1%
Adobe Systems, Inc.(a)	143,000	37,681,930
Nuance Communications, Inc.(a)	12,219,794	199,427,038
Salesforce.com, Inc.(a)	652,351	99,600,951
Splunk, Inc.(a)	276,363	35,415,918
Synopsys, Inc.(a)	2,450,433	250,287,227
Verint Systems, Inc.(a)	645,400	31,334,170
Total Application Software		653,747,234
Communications Equipment 5.4%
Arista Networks, Inc.(a)	54,800	16,384,104
Arris International PLC(a)	4,270,332	110,644,302
Cisco Systems, Inc.	2,470,900	118,034,893
CommScope Holding Co., Inc.(a)	312,700	9,909,463
Lumentum Holdings, Inc.(a)	639,900	43,449,210
Palo Alto Networks, Inc.(a)	170,200	39,341,730
Viavi Solutions, Inc.(a)	900,000	10,080,000
Total Communications Equipment		347,843,702
Data Processing & Outsourced Services 6.0%
Euronet Worldwide, Inc.(a)	681,823	66,682,289
Fidelity National Information Services, Inc.	255,300	27,615,801
GreenSky, Inc., Class A(a)	752,459	15,237,295
Pagseguro Digital Ltd., Class A(a)	2,105,127	60,817,119
Visa, Inc., Class A	1,501,500	220,555,335
Total Data Processing & Outsourced Services		390,907,839
Electronic Equipment & Instruments 0.1%
Orbotech Ltd.(a)	163,885	10,485,362
Total Electronic Equipment & Instruments		10,485,362
Common Stocks (continued)
Issuer	Shares	Value ($)
Home Entertainment Software 0.2%
Zynga, Inc., Class A(a)	2,842,200	11,823,552
Total Home Entertainment Software		11,823,552
Internet Software & Services 11.6%
Alphabet, Inc., Class A(a)	184,400	227,143,920
Alphabet, Inc., Class C(a)	184,851	225,183,640
Cornerstone OnDemand, Inc.(a)	858,600	48,562,416
eBay, Inc.(a)	2,982,500	103,224,325
Facebook, Inc., Class A(a)	335,000	58,869,550
GoDaddy, Inc., Class A(a)	285,700	23,273,122
LogMeIn, Inc.	808,248	69,468,915
Total Internet Software & Services		755,725,888
IT Consulting & Other Services 1.6%
DXC Technology Co.	1,011,075	92,098,822
Perspecta, Inc.	505,537	11,758,790
Total IT Consulting & Other Services		103,857,612
Semiconductor Equipment 12.7%
Advanced Energy Industries, Inc.(a)	605,700	36,087,606
Applied Materials, Inc.	4,049,000	174,187,980
Lam Research Corp.	2,639,497	456,870,536
Teradyne, Inc.	3,792,148	156,198,576
Total Semiconductor Equipment		823,344,698
Semiconductors 28.1%
Broadcom, Inc.	1,586,901	347,578,926
Cypress Semiconductor Corp.	3,317,304	57,090,802
Inphi Corp.(a),(b)	2,605,774	96,596,042
Integrated Device Technology, Inc.(a)	3,493,646	148,445,018
Lattice Semiconductor Corp.(a),(b)	10,107,748	82,782,456
Marvell Technology Group Ltd.	9,017,366	186,479,129
Maxim Integrated Products, Inc.	1,576,528	95,332,648
Microchip Technology, Inc.	1,296,400	111,529,292
Micron Technology, Inc.(a)	6,240,937	327,774,011
ON Semiconductor Corp.(a)	4,245,388	90,596,580
Qorvo, Inc.(a)	1,703,376	136,423,384
Synaptics, Inc.(a),(b)	2,876,545	138,822,062
Total Semiconductors		1,819,450,350
Columbia Seligman Communications and Information Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Seligman Communications and Information Fund, August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Systems Software 8.3%
Carbon Black, Inc.(a)	141,356	3,580,548
Fortinet, Inc.(a)	1,475,721	123,606,391
Microsoft Corp.	1,028,000	115,475,240
Oracle Corp.	3,564,800	173,177,984
SailPoint Technologies Holding, Inc.(a)	1,307,890	40,453,038
Tenable Holdings, Inc.(a)	106,478	3,530,810
TiVo Corp.	5,726,600	78,168,090
Total Systems Software		537,992,101
Technology Hardware, Storage & Peripherals 14.1%
Apple, Inc.	1,690,100	384,717,463
Electronics for Imaging, Inc.(a),(b)	3,529,361	122,786,469
NetApp, Inc.	1,131,900	98,260,239
Western Digital Corp.	2,494,500	157,752,180
Xerox Corp.	5,352,832	149,129,900
Total Technology Hardware, Storage & Peripherals		912,646,251
Total Information Technology		6,367,824,589
Telecommunication Services 0.2%
Integrated Telecommunication Services 0.2%
Ooma, Inc.(a),(b)	925,294	14,804,704
Total Integrated Telecommunication Services		14,804,704
Total Telecommunication Services		14,804,704
Total Common Stocks (Cost: $3,962,466,816)		6,412,681,413
Convertible Preferred Stocks 0.2%
Issuer		Shares	Value ($)
Financials 0.2%
Consumer Finance 0.2%
CommonBond, Inc.(c),(d)	1.000%	2,159,244	10,000,000
Total Financials			10,000,000
Total Convertible Preferred Stocks (Cost: $10,000,000)			10,000,000

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.058%(b),(e)	46,024,959	46,020,357
Total Money Market Funds (Cost: $46,020,357)		46,020,357
Total Investments in Securities (Cost $4,018,487,173)		6,468,701,770
Other Assets & Liabilities, Net		12,843,541
Net Assets		$6,481,545,311

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.058%
	6,827,205	410,004,737	(370,806,983)	46,024,959	(22,824)	(683)	865,445	46,020,357
Electronics for Imaging, Inc.
	3,545,935	—	(16,574)	3,529,361	(79,261)	4,905,913	—	122,786,469
Inphi Corp.
	2,605,774	—	—	2,605,774	—	8,572,996	—	96,596,042
Lattice Semiconductor Corp.
	13,730,177	—	(3,622,429)	10,107,748	100,470	31,986,001	—	82,782,456
2	Columbia Seligman Communications and Information Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Seligman Communications and Information Fund, August 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Ooma, Inc. †
	1,029,168	—	(103,874)	925,294	703,794	3,616,655	—	—
Synaptics, Inc.
	3,252,298	84,600	(460,353)	2,876,545	(1,852,817)	23,719,517	—	138,822,062
Total					(1,150,638)	72,800,399	865,445	487,007,386

†	Issuer was not an affiliate at the end of period.

(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2018, the total value of these securities amounted to $10,000,000, which represents 0.15% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at August 31, 2018.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are
Columbia Seligman Communications and Information Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Seligman Communications and Information Fund, August 31, 2018 (Unaudited)
Fair value measurements  (continued)
illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	30,052,120	—	—	—	30,052,120
Information Technology	6,367,824,589	—	—	—	6,367,824,589
Telecommunication Services	14,804,704	—	—	—	14,804,704
Total Common Stocks	6,412,681,413	—	—	—	6,412,681,413
Convertible Preferred Stocks
Financials	—	—	10,000,000	—	10,000,000
Money Market Funds	—	—	—	46,020,357	46,020,357
Total Investments in Securities	6,412,681,413	—	10,000,000	46,020,357	6,468,701,770
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain preferred stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, purchase price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
4	Columbia Seligman Communications and Information Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Select Large Cap Value Fund (formerly Columbia Select Large-Cap Value Fund), August 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.9%
Issuer	Shares	Value ($)
Consumer Discretionary 5.3%
Internet & Direct Marketing Retail 2.6%
Qurate Retail, Inc.(a)	1,452,000	30,187,080
Specialty Retail 2.7%
Lowe’s Companies, Inc.	293,100	31,874,625
Total Consumer Discretionary		62,061,705
Consumer Staples 8.4%
Food Products 3.6%
Tyson Foods, Inc., Class A	675,000	42,396,750
Tobacco 4.8%
Altria Group, Inc.	500,000	29,260,000
Philip Morris International, Inc.	350,000	27,261,500
Total		56,521,500
Total Consumer Staples		98,918,250
Energy 15.6%
Energy Equipment & Services 4.1%
Halliburton Co.	675,000	26,925,750
TechnipFMC PLC	716,300	21,940,269
Total		48,866,019
Oil, Gas & Consumable Fuels 11.5%
Anadarko Petroleum Corp.	550,000	35,420,000
Chevron Corp.	215,000	25,468,900
Marathon Petroleum Corp.	325,000	26,744,250
Valero Energy Corp.	155,137	18,287,549
Williams Companies, Inc. (The)	1,000,000	29,590,000
Total		135,510,699
Total Energy		184,376,718
Financials 22.3%
Banks 12.7%
Bank of America Corp.	1,300,000	40,209,000
Citigroup, Inc.	525,000	37,401,000
JPMorgan Chase & Co.	325,000	37,238,500
Wells Fargo & Co.	599,980	35,086,831
Total		149,935,331
Capital Markets 2.3%
Morgan Stanley	562,369	27,460,478
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 7.3%
American International Group, Inc.	701,500	37,298,755
MetLife, Inc.	650,000	29,828,500
Unum Group	508,731	18,761,999
Total		85,889,254
Total Financials		263,285,063
Health Care 10.8%
Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	280,000	20,823,600
Health Care Providers & Services 5.9%
Express Scripts Holding Co.(a)	350,000	30,807,000
Humana, Inc.	118,073	39,349,008
Total		70,156,008
Pharmaceuticals 3.1%
Bristol-Myers Squibb Co.	610,000	36,935,500
Total Health Care		127,915,108
Industrials 9.6%
Aerospace & Defense 2.8%
United Technologies Corp.	250,000	32,925,000
Industrial Conglomerates 2.6%
Honeywell International, Inc.	190,000	30,221,400
Road & Rail 4.2%
CSX Corp.	481,275	35,691,354
Union Pacific Corp.	95,800	14,429,396
Total		50,120,750
Total Industrials		113,267,150
Information Technology 11.6%
Electronic Equipment, Instruments & Components 3.1%
Corning, Inc.	1,075,000	36,023,250
IT Services 2.6%
Teradata Corp.(a)	747,491	30,998,452
Columbia Select Large Cap Value Fund | Quarterly Report 2018	1

Portfolio of Investments  (continued)
Columbia Select Large Cap Value Fund (formerly Columbia Select Large-Cap Value Fund), August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.9%
Applied Materials, Inc.	775,800	33,374,916
QUALCOMM, Inc.	529,500	36,381,945
Total		69,756,861
Total Information Technology		136,778,563
Materials 4.0%
Chemicals 4.0%
FMC Corp.	550,000	46,997,500
Total Materials		46,997,500
Telecommunication Services 4.4%
Diversified Telecommunication Services 4.4%
Verizon Communications, Inc.	950,000	51,651,500
Total Telecommunication Services		51,651,500
Utilities 4.9%
Electric Utilities 2.5%
NextEra Energy, Inc.	175,000	29,767,500
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 2.4%
AES Corp. (The)	2,100,000	28,266,000
Total Utilities		58,033,500
Total Common Stocks (Cost $707,135,616)		1,143,285,057

Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.058%(b),(c)	36,501,827	36,498,177
Total Money Market Funds (Cost $36,498,177)		36,498,177
Total Investments in Securities (Cost: $743,633,793)		1,179,783,234
Other Assets & Liabilities, Net		189,120
Net Assets		1,179,972,354

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at August 31, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.058%
	33,900,586	66,759,299	(64,158,058)	36,501,827	172	(3,390)	186,357	36,498,177
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
2	Columbia Select Large Cap Value Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Select Large Cap Value Fund (formerly Columbia Select Large-Cap Value Fund), August 31, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	62,061,705	—	—	—	62,061,705
Consumer Staples	98,918,250	—	—	—	98,918,250
Energy	184,376,718	—	—	—	184,376,718
Financials	263,285,063	—	—	—	263,285,063
Health Care	127,915,108	—	—	—	127,915,108
Industrials	113,267,150	—	—	—	113,267,150
Information Technology	136,778,563	—	—	—	136,778,563
Materials	46,997,500	—	—	—	46,997,500
Telecommunication Services	51,651,500	—	—	—	51,651,500
Utilities	58,033,500	—	—	—	58,033,500
Total Common Stocks	1,143,285,057	—	—	—	1,143,285,057
Money Market Funds	—	—	—	36,498,177	36,498,177
Total Investments in Securities	1,143,285,057	—	—	36,498,177	1,179,783,234
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Select Large Cap Value Fund | Quarterly Report 2018	3

Portfolio of Investments
Columbia Select Small Cap Value Fund (formerly Columbia Select Smaller-Cap Value Fund ), August 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.6%
Issuer	Shares	Value ($)
Consumer Discretionary 10.1%
Auto Components 3.8%
American Axle & Manufacturing Holdings, Inc.(a)	592,416	10,491,687
Motorcar Parts of America, Inc.(a)	564,967	14,994,224
Total		25,485,911
Hotels, Restaurants & Leisure 3.1%
Red Robin Gourmet Burgers, Inc.(a)	111,218	4,593,304
Texas Roadhouse, Inc.	237,357	16,365,765
Total		20,959,069
Household Durables 3.2%
Lennar Corp., Class A	248,640	12,847,229
William Lyon Homes, Inc., Class A(a)	470,277	9,203,321
Total		22,050,550
Total Consumer Discretionary		68,495,530
Consumer Staples 1.7%
Food Products 1.7%
Nomad Foods Ltd.(a)	560,000	11,676,000
Total Consumer Staples		11,676,000
Energy 4.4%
Energy Equipment & Services 4.4%
Exterran Corp.(a)	458,442	12,556,726
Superior Energy Services, Inc.(a)	905,600	8,150,400
Tetra Technologies, Inc.(a)	2,024,800	9,293,832
Total		30,000,958
Total Energy		30,000,958
Financials 23.0%
Banks 2.6%
Opus Bank	611,768	17,343,623
Insurance 11.1%
Aspen Insurance Holdings Ltd.	403,187	16,591,145
Hanover Insurance Group, Inc. (The)	147,744	18,097,163
Lincoln National Corp.	232,227	15,229,447
National General Holdings Corp.	932,953	25,478,946
Total		75,396,701
Mortgage Real Estate Investment Trusts (REITS) 3.3%
Ladder Capital Corp., Class A	1,299,944	22,580,027
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 6.0%
BofI Holding, Inc.(a)	550,260	20,491,682
Radian Group, Inc.	1,009,646	20,526,103
Total		41,017,785
Total Financials		156,338,136
Health Care 12.1%
Biotechnology 3.7%
Ligand Pharmaceuticals, Inc.(a)	95,716	24,856,488
Health Care Equipment & Supplies 1.5%
Dentsply Sirona, Inc.	248,998	9,940,000
Health Care Providers & Services 3.7%
WellCare Health Plans, Inc.(a)	82,289	24,898,183
Pharmaceuticals 3.2%
Amneal Pharmaceuticals, Inc.(a)	956,145	22,086,950
Total Health Care		81,781,621
Industrials 12.4%
Aerospace & Defense 3.0%
Cubic Corp.	268,235	20,305,390
Airlines 2.9%
Spirit Airlines, Inc.(a)	421,979	20,052,442
Commercial Services & Supplies 3.1%
Waste Connections, Inc.	267,678	21,250,956
Construction & Engineering 1.7%
Granite Construction, Inc.	246,490	11,259,663
Road & Rail 1.7%
Knight-Swift Transportation Holdings, Inc.	334,100	11,402,833
Total Industrials		84,271,284
Information Technology 21.3%
Communications Equipment 6.4%
Calix, Inc.(a)	1,176,860	9,179,508
Extreme Networks, Inc.(a)	1,598,133	10,020,294
Viavi Solutions, Inc.(a)	2,150,016	24,080,179
Total		43,279,981
Columbia Select Small Cap Value Fund | Quarterly Report 2018	1

Portfolio of Investments  (continued)
Columbia Select Small Cap Value Fund (formerly Columbia Select Smaller-Cap Value Fund ), August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 3.4%
Belden, Inc.	136,700	9,940,824
Orbotech Ltd.(a)	199,951	12,792,865
Total		22,733,689
IT Services 6.5%
CACI International, Inc., Class A(a)	126,453	24,658,335
EPAM Systems, Inc.(a)	137,756	19,689,465
Total		44,347,800
Semiconductors & Semiconductor Equipment 1.7%
MACOM Technology Solutions Holdings, Inc.(a)	506,200	11,667,910
Technology Hardware, Storage & Peripherals 3.3%
Electronics for Imaging, Inc.(a)	638,203	22,203,083
Total Information Technology		144,232,463
Materials 8.3%
Chemicals 3.0%
Minerals Technologies, Inc.	307,321	20,636,605
Construction Materials 1.4%
Summit Materials, Inc., Class A(a)	450,000	9,571,500
Containers & Packaging 2.3%
Owens-Illinois, Inc.(a)	868,069	15,338,779
Metals & Mining 1.6%
Warrior Met Coal, Inc.	445,373	10,711,221
Total Materials		56,258,105
Real Estate 2.2%
Equity Real Estate Investment Trusts (REITS) 2.2%
Gaming and Leisure Properties, Inc.	421,711	15,093,037
Total Real Estate		15,093,037
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 4.1%
Wireless Telecommunication Services 4.1%
Telephone & Data Systems, Inc.	919,827	27,631,603
Total Telecommunication Services		27,631,603
Total Common Stocks (Cost $507,013,149)		675,778,737

Rights —%

Industrials —%
Airlines —%
American Airlines Escrow(a),(b),(c),(d)	52,560	0
Total Industrials		0
Total Rights (Cost $—)		0

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.058%(e),(f)	3,591,314	3,590,955
Total Money Market Funds (Cost $3,590,955)		3,590,955
Total Investments in Securities (Cost: $510,604,104)		679,369,692
Other Assets & Liabilities, Net		(396,662)
Net Assets		678,973,030

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2018, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at August 31, 2018.
2	Columbia Select Small Cap Value Fund | Quarterly Report 2018

Portfolio of Investments  (continued)
Columbia Select Small Cap Value Fund (formerly Columbia Select Smaller-Cap Value Fund ), August 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.058%
	8,064,683	14,018,884	(18,492,253)	3,591,314	(758)	(54)	36,796	3,590,955
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Select Small Cap Value Fund | Quarterly Report 2018	3

Portfolio of Investments  (continued)
Columbia Select Small Cap Value Fund (formerly Columbia Select Smaller-Cap Value Fund ), August 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	68,495,530	—	—	—	68,495,530
Consumer Staples	11,676,000	—	—	—	11,676,000
Energy	30,000,958	—	—	—	30,000,958
Financials	156,338,136	—	—	—	156,338,136
Health Care	81,781,621	—	—	—	81,781,621
Industrials	84,271,284	—	—	—	84,271,284
Information Technology	144,232,463	—	—	—	144,232,463
Materials	56,258,105	—	—	—	56,258,105
Real Estate	15,093,037	—	—	—	15,093,037
Telecommunication Services	27,631,603	—	—	—	27,631,603
Total Common Stocks	675,778,737	—	—	—	675,778,737
Rights
Industrials	—	—	0*	—	0*
Money Market Funds	—	—	—	3,590,955	3,590,955
Total Investments in Securities	675,778,737	—	0*	3,590,955	679,369,692

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions related to the potential actions of the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
4	Columbia Select Small Cap Value Fund | Quarterly Report 2018

Consolidated Portfolio of Investments
Columbia Commodity Strategy Fund, August 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Treasury Bills 93.6%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 93.6%
U.S. Treasury Bills
03/28/2019	2.200%	52,000,000	51,353,372
04/25/2019	2.280%	107,000,000	105,438,280
06/20/2019	2.360%	7,000,000	6,869,984
Total			163,661,636
Total Treasury Bills (Cost $163,665,340)			163,661,636

Options Purchased Calls 0.3%
Value ($)
(Cost $924,962)	404,059

Options Purchased Puts 0.1%
Value ($)
(Cost $278,920)	216,000

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.058%(a),(b)	1,267,091	1,266,964
Total Money Market Funds (Cost $1,266,964)		1,266,964
Total Investments in Securities (Cost: $166,136,186)		165,548,659
Other Assets & Liabilities, Net		9,344,969
Net Assets		174,893,628
At August 31, 2018, securities and/or cash totaling $9,329,210 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	204	09/2018	USD	15,838,560	754,532	—
Brent Crude Put Options @ USD 61.00	286	11/2018	USD	62,920	—	(49,498)
Coffee C	34	12/2018	USD	1,297,950	—	(95,782)
Coffee C	42	12/2018	USD	1,603,350	—	(126,343)
Copper	60	12/2018	USD	4,006,500	—	(122,476)
Copper	108	12/2018	USD	7,211,700	—	(265,707)
Corn	214	12/2018	USD	3,905,500	—	(59,646)
Corn	395	12/2018	USD	7,208,750	—	(199,794)
Cotton	69	12/2018	USD	2,836,590	—	(359,511)
Gold 100 oz.	37	12/2018	USD	4,464,790	—	(188,526)
Gold 100 oz.	69	12/2018	USD	8,326,230	—	(258,520)
HRW Wheat	38	12/2018	USD	1,051,175	—	(26,267)
HRW Wheat	70	12/2018	USD	1,936,375	—	(129,699)
Lead	17	11/2018	USD	882,938	—	(11,750)
Lean Hogs	53	10/2018	USD	1,069,010	—	(75,735)
Lean Hogs	80	10/2018	USD	1,613,600	—	(151,444)
Live Cattle	4	10/2018	USD	174,040	765	—
Live Cattle	160	10/2018	USD	6,961,600	—	(68,218)
Natural Gas	279	12/2018	USD	8,688,060	298,143	—
Natural Gas	163	12/2018	USD	5,075,820	131,456	—
Nickel	32	11/2018	USD	2,455,680	—	(149,098)
Nickel	52	11/2018	USD	3,990,480	—	(330,088)
NY Harbor ULSD	49	10/2018	USD	4,622,268	219,798	—
NY Harbor ULSD	28	10/2018	USD	2,641,296	121,528	—
Primary Aluminum	99	11/2018	USD	5,259,375	70,692	—
Primary Aluminum	51	11/2018	USD	2,709,375	53,063	—
RBOB Gasoline	37	10/2018	USD	3,073,657	149,045	—
RBOB Gasoline	52	10/2018	USD	4,319,734	147,542	—
Silver	47	12/2018	USD	3,420,895	—	(122,847)
Columbia Commodity Strategy Fund | Quarterly Report 2018	1

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, August 31, 2018 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Silver	88	12/2018	USD	6,405,080	—	(375,562)
Soybean	34	11/2018	USD	1,433,950	—	(32,776)
Soybean	170	11/2018	USD	7,169,750	—	(933,783)
Soybean Meal	77	12/2018	USD	2,365,440	—	(109,385)
Soybean Meal	93	12/2018	USD	2,856,960	—	(450,026)
Soybean Oil	257	12/2018	USD	4,436,334	—	(316,947)
Sugar #11	8	09/2018	USD	94,976	1,761	—
Sugar #11	368	09/2018	USD	4,368,896	—	(599,332)
Wheat	96	12/2018	USD	2,618,400	—	(38,757)
Wheat	116	12/2018	USD	3,163,900	—	(125,775)
WTI Crude	142	10/2018	USD	9,850,540	433,236	—
WTI Crude	76	10/2018	USD	5,272,120	239,927	—
Zinc	25	11/2018	USD	1,536,563	—	(12,739)
Zinc	42	11/2018	USD	2,581,425	—	(114,664)
Total					2,621,488	(5,900,695)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude Put Options @ USD 55.00	(286)	11/2018	USD	(20,020)	11,992	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Coffee C	UBS	USD	3,054,000	80	110.00	11/09/2018	117,069	66,900
Coffee C	UBS	USD	2,748,600	72	120.00	11/09/2018	67,077	24,840
Corn	UBS	USD	5,840,000	320	400.00	11/23/2018	171,350	62,000
Gold 100 oz.	UBS	USD	15,153,750	125	1,300.00	01/28/2019	136,565	92,500
Soybean	UBS	USD	5,735,800	136	950.00	10/26/2018	97,318	22,100
Wheat	UBS	USD	5,864,125	215	600.00	11/23/2018	335,583	135,719
Total							924,962	404,059

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Gold 100 oz.	UBS	USD	24,134,000	200	1,175.00	11/27/2018	278,920	216,000

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Coffee C	UBS	USD	(2,748,600)	(72)	145.00	11/09/2018	(17,812)	(4,860)
Coffee C	UBS	USD	(3,054,000)	(80)	135.00	11/09/2018	(25,730)	(9,600)
Corn	UBS	USD	(5,840,000)	(320)	480.00	11/23/2018	(21,537)	(6,000)
Gold 100 oz.	UBS	USD	(15,153,750)	(125)	1,400.00	1/28/2019	(43,435)	(25,000)
Soybean	UBS	USD	(5,735,800)	(136)	1,050.00	10/26/2018	(21,226)	(6,800)
Wheat	UBS	USD	(5,864,125)	(215)	720.00	11/23/2018	(69,287)	(22,844)
Total							(199,027)	(75,104)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Gold 100 oz.	UBS	USD	(12,067,000)	(100)	1,200.00	11/27/2018	(230,956)	(198,000)
2	Columbia Commodity Strategy Fund | Quarterly Report 2018

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, August 31, 2018 (Unaudited)
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at August 31, 2018.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.058%
	65,647,013	178,826,133	(243,206,055)	1,267,091	179	(6,091)	261,272	1,266,964
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
Columbia Commodity Strategy Fund | Quarterly Report 2018	3

Consolidated Portfolio of Investments   (continued)
Columbia Commodity Strategy Fund, August 31, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Treasury Bills	163,661,636	—	—	—	163,661,636
Options Purchased Calls	404,059	—	—	—	404,059
Options Purchased Puts	216,000	—	—	—	216,000
Money Market Funds	—	—	—	1,266,964	1,266,964
Total Investments in Securities	164,281,695	—	—	1,266,964	165,548,659
Investments in Derivatives
Asset
Futures Contracts	2,633,480	—	—	—	2,633,480
Liability
Futures Contracts	(5,900,695)	—	—	—	(5,900,695)
Options Contracts Written	(273,104)	—	—	—	(273,104)
Total	160,741,376	—	—	1,266,964	162,008,340
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Columbia Commodity Strategy Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Flexible Capital Income Fund, August 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 35.2%
Issuer	Shares	Value ($)
Consumer Discretionary 3.6%
Automobiles 0.9%
General Motors Co.	200,000	7,210,000
Hotels, Restaurants & Leisure 2.2%
Carnival Corp.	67,500	4,150,575
Extended Stay America, Inc.	370,000	7,466,600
Six Flags Entertainment Corp.	82,500	5,572,875
Total		17,190,050
Leisure Products 0.5%
Hasbro, Inc.	40,000	3,972,400
Total Consumer Discretionary		28,372,450
Consumer Staples 1.9%
Food Products 1.0%
Kellogg Co.	110,000	7,896,900
Tobacco 0.9%
Philip Morris International, Inc.	90,000	7,010,100
Total Consumer Staples		14,907,000
Energy 2.0%
Oil, Gas & Consumable Fuels 2.0%
BP PLC, ADR	180,000	7,718,400
Suncor Energy, Inc.	190,000	7,824,200
Total		15,542,600
Total Energy		15,542,600
Financials 7.3%
Banks 3.9%
Bank of America Corp.	235,000	7,268,550
BB&T Corp.	115,000	5,940,900
JPMorgan Chase & Co.	85,000	9,739,300
PacWest Bancorp	160,000	8,078,400
Total		31,027,150
Capital Markets 1.4%
Ares Capital Corp.	425,000	7,420,500
TCG BDC, Inc.	210,000	3,567,900
Total		10,988,400
Insurance 0.8%
Principal Financial Group, Inc.	110,000	6,070,900
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 1.2%
Blackstone Mortgage Trust, Inc.	85,000	2,895,100
Starwood Property Trust, Inc.	295,000	6,498,850
Total		9,393,950
Total Financials		57,480,400
Health Care 4.5%
Biotechnology 1.7%
AbbVie, Inc.	57,074	5,477,963
Gilead Sciences, Inc.	100,000	7,573,000
Total		13,050,963
Pharmaceuticals 2.8%
Bristol-Myers Squibb Co.	100,000	6,055,000
Johnson & Johnson	75,000	10,101,750
Merck & Co., Inc.	85,000	5,830,150
Total		21,986,900
Total Health Care		35,037,863
Industrials 2.4%
Aerospace & Defense 1.5%
Boeing Co. (The)	16,500	5,656,035
Lockheed Martin Corp.	20,000	6,408,200
Total		12,064,235
Machinery 0.4%
Stanley Black & Decker, Inc.	20,000	2,810,600
Transportation Infrastructure 0.5%
Macquarie Infrastructure Corp.	85,000	3,998,400
Total Industrials		18,873,235
Information Technology 8.6%
Communications Equipment 0.8%
Cisco Systems, Inc.	135,000	6,448,950
Electronic Equipment, Instruments & Components 0.8%
Corning, Inc.	190,000	6,366,900
IT Services 0.5%
Automatic Data Processing, Inc.	27,500	4,035,625
Semiconductors & Semiconductor Equipment 4.9%
Analog Devices, Inc.	62,500	6,178,125
Columbia Flexible Capital Income Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Broadcom, Inc.	30,000	6,570,900
Intel Corp.	185,000	8,959,550
KLA-Tencor Corp.	50,000	5,810,500
Lam Research Corp.	35,000	6,058,150
Maxim Integrated Products, Inc.	70,000	4,232,900
Total		37,810,125
Software 1.1%
Microsoft Corp.	75,000	8,424,750
Technology Hardware, Storage & Peripherals 0.5%
Western Digital Corp.	62,500	3,952,500
Total Information Technology		67,038,850
Real Estate 1.5%
Equity Real Estate Investment Trusts (REITS) 1.5%
Alexandria Real Estate Equities, Inc.	45,000	5,775,750
Equinix, Inc.	13,500	5,887,755
Total		11,663,505
Total Real Estate		11,663,505
Telecommunication Services 0.9%
Diversified Telecommunication Services 0.9%
AT&T, Inc.	230,000	7,346,200
Total Telecommunication Services		7,346,200
Utilities 2.5%
Electric Utilities 1.5%
American Electric Power Co., Inc.	82,500	5,917,725
Edison International	90,000	5,915,700
Total		11,833,425
Independent Power and Renewable Electricity Producers 1.0%
NRG Yield, Inc. Class A	400,000	7,876,000
Total Utilities		19,709,425
Total Common Stocks (Cost $248,292,909)		275,971,528

Convertible Bonds 16.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 1.0%
DISH Network Corp.
08/15/2026	3.375%	8,500,000	7,995,125
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.5%
Caesars Entertainment Corp.
10/01/2024	5.000%	2,500,000	4,076,500
Health Care 0.9%
Invacare Corp.
02/15/2021	5.000%	3,500,000	3,896,021
Novavax, Inc.
02/01/2023	3.750%	5,540,000	3,330,072
Total			7,226,093
Home Construction 0.7%
SunPower Corp.
01/15/2023	4.000%	7,000,000	5,666,927
Independent Energy 1.0%
Chesapeake Energy Corp.
09/15/2026	5.500%	8,000,000	7,743,472
12/15/2038	2.250%	47,000	44,767
Total			7,788,239
Life Insurance 0.6%
AXA SA(a)
05/15/2021	7.250%	4,000,000	4,517,840
Metals and Mining 0.5%
Endeavour Mining Corp.(a)
02/15/2023	3.000%	4,300,000	4,015,340
Oil Field Services 0.4%
Bristow Group, Inc.
06/01/2023	4.500%	3,026,000	2,854,423
Other Industry 0.6%
Green Plains, Inc.
09/01/2022	4.125%	4,500,000	4,350,474
Other REIT 1.8%
Blackstone Mortgage Trust, Inc.
05/05/2022	4.375%	4,200,000	4,180,739
IH Merger Sub LLC
01/15/2022	3.500%	5,300,000	5,923,826
New York Mortgage Trust, Inc.
01/15/2022	6.250%	4,000,000	3,954,972
Total			14,059,537
Pharmaceuticals 5.3%
Aegerion Pharmaceuticals, Inc.
08/15/2019	2.000%	3,000,000	2,252,760

2	Columbia Flexible Capital Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2018 (Unaudited)
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Alder Biopharmaceuticals, Inc.
02/01/2025	2.500%	3,400,000	3,835,200
Clovis Oncology, Inc.
05/01/2025	1.250%	6,000,000	5,001,000
Dermira, Inc.
05/15/2022	3.000%	5,000,000	4,110,000
Fluidigm Corp.
02/01/2034	2.750%	3,500,000	3,759,469
Innoviva, Inc.
Subordinated
01/15/2023	2.125%	4,200,000	4,145,757
Insmed, Inc.
01/15/2025	1.750%	4,500,000	3,752,568
Intercept Pharmaceuticals, Inc.
07/01/2023	3.250%	6,000,000	5,774,394
PTC Therapeutics, Inc.
08/15/2022	3.000%	3,700,000	3,961,509
Radius Health, Inc.
09/01/2024	3.000%	4,800,000	3,849,614
TESARO, Inc.
10/01/2021	3.000%	1,200,000	1,414,390
Total			41,856,661
Property & Casualty 1.0%
Heritage Insurance Holdings, Inc.(a)
08/01/2037	5.875%	3,400,000	3,954,258
MGIC Investment Corp.(a),(b)
Junior Subordinated
04/01/2063	9.000%	3,089,000	4,138,268
Total			8,092,526
Retailers 0.4%
GNC Holdings, Inc.
08/15/2020	1.500%	4,700,000	2,966,875
Technology 1.0%
Microchip Technology, Inc.
Junior Subordinated
02/15/2037	2.250%	7,000,000	7,980,000
Transportation Services 0.4%
Aegean Marine Petroleum Network, Inc.
12/15/2021	4.250%	4,500,000	2,947,352
Total Convertible Bonds (Cost $129,842,848)			126,393,912
Convertible Preferred Stocks 11.9%
Issuer		Shares	Value ($)
Consumer Staples 1.0%
Food Products 1.0%
Bunge Ltd.	4.875%	75,000	7,911,405
Total Consumer Staples			7,911,405
Energy 1.5%
Energy Equipment & Services 0.7%
Nabors Industries Ltd.	6.000%	130,000	5,678,400
Oil, Gas & Consumable Fuels 0.8%
Hess Corp.	8.000%	85,000	6,341,000
Total Energy			12,019,400
Financials 3.6%
Banks 2.0%
Bank of America Corp.	7.250%	5,700	7,460,958
Wells Fargo & Co.	7.500%	6,200	8,035,138
Total			15,496,096
Capital Markets 1.1%
AMG Capital Trust II	5.150%	87,500	5,121,777
Cowen, Inc.	5.625%	3,700	3,149,070
Total			8,270,847
Insurance 0.5%
Assurant, Inc.	6.500%	37,500	4,135,688
Total Financials			27,902,631
Health Care 1.0%
Health Care Equipment & Supplies 1.0%
Becton Dickinson and Co.	6.125%	117,500	7,715,050
Total Health Care			7,715,050
Industrials 1.8%
Machinery 1.8%
Fortive Corp.	5.000%	5,300	5,696,957
Rexnord Corp.	5.750%	60,000	3,698,400
Stanley Black & Decker, Inc.	5.375%	45,000	4,916,250
Total			14,311,607
Total Industrials			14,311,607
Information Technology 1.1%
Electronic Equipment, Instruments & Components 1.1%
Belden, Inc.	6.750%	85,000	8,270,500
Total Information Technology			8,270,500

Columbia Flexible Capital Income Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2018 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Real Estate 1.0%
Equity Real Estate Investment Trusts (REITS) 1.0%
Crown Castle International Corp.	6.875%	7,000	7,706,510
Total Real Estate			7,706,510
Utilities 0.9%
Multi-Utilities 0.9%
DTE Energy Co.	6.500%	140,000	7,400,400
Total Utilities			7,400,400
Total Convertible Preferred Stocks (Cost $87,751,015)			93,237,503

Corporate Bonds & Notes 29.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.9%
Navistar International Corp.(a)
11/01/2025	6.625%	6,500,000	6,765,518
Brokerage/Asset Managers/Exchanges 1.0%
LPL Holdings, Inc.(a)
09/15/2025	5.750%	7,650,000	7,483,329
Cable and Satellite 1.4%
Charter Communications Operating LLC/Capital
10/23/2045	6.484%	6,700,000	7,153,798
Telesat Canada/LLC(a)
11/15/2024	8.875%	3,600,000	3,856,971
Total			11,010,769
Consumer Products 1.0%
Mattel, Inc.(a)
12/31/2025	6.750%	8,046,000	7,876,672
Electric 1.0%
Covanta Holding Corp.
07/01/2025	5.875%	7,777,000	7,735,502
Finance Companies 2.8%
Fortress Transportation & Infrastructure Investors LLC(a)
03/15/2022	6.750%	6,495,000	6,712,868
iStar, Inc.
04/01/2022	6.000%	7,157,000	7,231,240
Springleaf Finance Corp.
03/15/2025	6.875%	6,100,000	6,104,776
03/15/2026	7.125%	2,091,000	2,083,013
Total			22,131,897
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 1.0%
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	4,172,000	3,514,793
Lamb Weston Holdings, Inc.(a)
11/01/2026	4.875%	4,100,000	4,043,990
Total			7,558,783
Health Care 0.9%
Quotient Ltd.(a),(c),(d)
10/15/2023	12.000%	1,330,000	1,330,000
10/15/2023	12.000%	570,000	570,000
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	5,700,000	5,499,520
Total			7,399,520
Healthcare Insurance 1.0%
Centene Corp.
01/15/2025	4.750%	6,723,000	6,770,505
Centene Corp.(a)
06/01/2026	5.375%	1,034,000	1,069,170
Total			7,839,675
Home Construction 0.7%
Lennar Corp.
11/29/2027	4.750%	5,900,000	5,638,482
Independent Energy 1.5%
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	7,600,000	7,377,639
Talos Production LLC/Finance, Inc.(a)
04/03/2022	11.000%	4,169,067	4,367,098
Total			11,744,737
Lodging 1.0%
Marriott Ownership Resorts, Inc.(a)
09/15/2026	6.500%	7,632,000	7,781,022
Media and Entertainment 1.4%
Lions Gate Capital Holdings LLC(a)
11/01/2024	5.875%	6,950,000	7,162,149
Meredith Corp.(a)
02/01/2026	6.875%	4,000,000	4,051,844
Total			11,213,993
Metals and Mining 2.0%
CONSOL Energy, Inc.(a)
11/15/2025	11.000%	3,600,000	4,096,278
Constellium NV(a)
03/01/2025	6.625%	7,400,000	7,533,215

4	Columbia Flexible Capital Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2018 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Warrior Met Coal, Inc.(a)
11/01/2024	8.000%	4,000,000	4,113,308
Total			15,742,801
Midstream 1.7%
Blue Racer Midstream LLC/Finance Corp.(a)
07/15/2026	6.625%	4,917,000	4,955,358
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	3,111,000	3,142,241
Summit Midstream Partners LP(b)
Junior Subordinated
12/31/2049	9.500%	5,600,000	5,599,630
Total			13,697,229
Oil Field Services 0.9%
Bristow Group, Inc.(a)
03/01/2023	8.750%	4,000,000	3,820,000
SESI LLC
09/15/2024	7.750%	3,500,000	3,637,753
Total			7,457,753
Other Industry 0.7%
WeWork Companies, Inc.(a)
05/01/2025	7.875%	5,900,000	5,717,489
Packaging 2.0%
BWAY Holding Co.(a)
04/15/2025	7.250%	7,700,000	7,546,254
Novolex (a)
01/15/2025	6.875%	8,100,000	7,806,885
Total			15,353,139
Pharmaceuticals 2.0%
AMAG Pharmaceuticals, Inc.(a)
09/01/2023	7.875%	3,500,000	3,706,710
Horizon Pharma, Inc.(a)
11/01/2024	8.750%	3,700,000	3,954,923
Valeant Pharmaceuticals International, Inc.(a)
01/31/2027	8.500%	7,700,000	7,911,750
Total			15,573,383
Restaurants 0.5%
IRB Holding Corp.(a)
02/15/2026	6.750%	4,200,000	4,010,782
Retailers 0.2%
Rite Aid Corp.
Junior Subordinated
02/15/2027	7.700%	1,613,000	1,261,192
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.6%
Safeway, Inc.
02/01/2031	7.250%	4,588,000	4,381,540
Technology 1.5%
Diebold, Inc.
04/15/2024	8.500%	6,000,000	4,234,920
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(a)
11/30/2024	10.000%	3,450,000	3,846,747
Informatica LLC(a)
07/15/2023	7.125%	3,732,000	3,799,254
Total			11,880,921
Transportation Services 1.0%
Hertz Corp. (The)(a)
06/01/2022	7.625%	2,750,000	2,736,184
Hertz Corp. (The)
10/15/2022	6.250%	5,600,000	5,238,145
Total			7,974,329
Wirelines 0.7%
Frontier Communications Corp.
09/15/2025	11.000%	6,740,000	5,163,554
Total Corporate Bonds & Notes (Cost $233,602,004)			230,394,011

Limited Partnerships 1.0%
Issuer	Shares	Value ($)
Energy 0.5%
Oil, Gas & Consumable Fuels 0.5%
Enviva Partners LP	130,000	4,160,000
Total Energy		4,160,000
Industrials 0.5%
Trading Companies & Distributors 0.5%
Fortress Transportation & Infrastructure Investors LLC	215,000	3,891,500
Total Industrials		3,891,500
Total Limited Partnerships (Cost $6,528,008)		8,051,500

Columbia Flexible Capital Income Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2018 (Unaudited)
Preferred Debt 1.2%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.7%
Citigroup Capital XIII(b)
10/30/2040	8.729%	200,000	5,438,000
Finance Companies 0.5%
GMAC Capital Trust I(b)
02/15/2040	8.099%	140,000	3,752,000
Total Preferred Debt (Cost $8,857,684)			9,190,000

Senior Loans 0.8%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.2%
CONSOL Energy, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 6.000% 11/28/2022	8.080%	1,393,000	1,426,961
Oil Field Services 0.6%
BCP Raptor LLC/EagleClaw Midstream Ventures(e),(f)
Term Loan
3-month USD LIBOR + 4.250% 06/24/2024	6.326%	5,110,380	4,944,293
Total Senior Loans (Cost $6,439,595)			6,371,254
Warrants —%
Issuer	Shares	Value ($)
Energy —%
Oil, Gas & Consumable Fuels —%
Goodrich Petroleum Corp.(c),(d),(g),(h)	11,139	0
Total Energy		0
Total Warrants (Cost $—)		0

Money Market Funds 3.3%
	Shares	Value ($)
JP Morgan US Government Money Market Fund, Agency Shares 1.759%(i)	25,782,306	25,782,306
Total Money Market Funds (Cost $25,782,306)		25,782,306
Total Investments in Securities (Cost: $747,096,369)		775,392,014
Other Assets & Liabilities, Net		8,288,158
Net Assets		783,680,172

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At August 31, 2018, the total value of these securities amounted to $174,785,667, which represents 22.30% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2018.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2018, the total value of these securities amounted to $1,900,000, which represents 0.24% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	The stated interest rate represents the weighted average interest rate at August 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(f)	Variable rate security. The interest rate shown was the current rate as of August 31, 2018.
(g)	Non-income producing investment.
(h)	Negligible market value.
(i)	The rate shown is the seven-day current annualized yield at August 31, 2018.
Abbreviation Legend
ADR	American Depositary Receipt
6	Columbia Flexible Capital Income Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2018 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	28,372,450	—	—	28,372,450
Consumer Staples	14,907,000	—	—	14,907,000
Energy	15,542,600	—	—	15,542,600
Financials	57,480,400	—	—	57,480,400
Health Care	35,037,863	—	—	35,037,863
Industrials	18,873,235	—	—	18,873,235
Information Technology	67,038,850	—	—	67,038,850
Real Estate	11,663,505	—	—	11,663,505
Columbia Flexible Capital Income Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Flexible Capital Income Fund, August 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Telecommunication Services	7,346,200	—	—	7,346,200
Utilities	19,709,425	—	—	19,709,425
Total Common Stocks	275,971,528	—	—	275,971,528
Convertible Bonds	—	126,393,912	—	126,393,912
Convertible Preferred Stocks
Consumer Staples	—	7,911,405	—	7,911,405
Energy	12,019,400	—	—	12,019,400
Financials	19,631,784	8,270,847	—	27,902,631
Health Care	7,715,050	—	—	7,715,050
Industrials	8,614,650	5,696,957	—	14,311,607
Information Technology	8,270,500	—	—	8,270,500
Real Estate	7,706,510	—	—	7,706,510
Utilities	7,400,400	—	—	7,400,400
Total Convertible Preferred Stocks	71,358,294	21,879,209	—	93,237,503
Corporate Bonds & Notes	—	228,494,011	1,900,000	230,394,011
Limited Partnerships
Energy	4,160,000	—	—	4,160,000
Industrials	3,891,500	—	—	3,891,500
Total Limited Partnerships	8,051,500	—	—	8,051,500
Preferred Debt	9,190,000	—	—	9,190,000
Senior Loans	—	6,371,254	—	6,371,254
Warrants
Energy	—	—	0*	0*
Total Warrants	—	—	0*	0*
Money Market Funds	25,782,306	—	—	25,782,306
Total Investments in Securities	390,353,628	383,138,386	1,900,000	775,392,014

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between Levels 2 and 3 during the period.
Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) show(s) transfers between levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
6,885,647	—	—	6,885,647
8	Columbia Flexible Capital Income Fund | Quarterly Report 2018

Portfolio of Investments
Multi-Manager Value Strategies Fund, August 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Consumer Discretionary 11.5%
Auto Components 1.3%
Adient PLC	9,574	414,458
Autoliv, Inc.	13,035	1,161,288
BorgWarner, Inc.	431,743	18,897,391
Gentex Corp.	56,756	1,326,955
Goodyear Tire & Rubber Co. (The)	616,010	13,977,267
Lear Corp.	13,668	2,216,950
Veoneer, Inc.(a)	12,571	627,796
Total		38,622,105
Automobiles 0.6%
Ford Motor Co.	599,536	5,683,601
General Motors Co.	338,139	12,189,911
Total		17,873,512
Distributors 0.1%
LKQ Corp.(a)	78,495	2,709,647
Hotels, Restaurants & Leisure 0.7%
Carnival Corp.	49,706	3,056,422
Hyatt Hotels Corp., Class A	5,864	453,639
McDonald’s Corp.	50,311	8,161,954
MGM Resorts International	100,399	2,910,567
Norwegian Cruise Line Holdings Ltd.(a)	58,876	3,156,342
Royal Caribbean Cruises Ltd.	39,212	4,806,607
Total		22,545,531
Household Durables 0.8%
D.R. Horton, Inc.	116,612	5,190,400
Garmin Ltd.	23,155	1,577,782
Lennar Corp., Class A	39,137	2,022,209
Lennar Corp., Class B	1,977	83,390
Mohawk Industries, Inc.(a)	23,737	4,547,772
Newell Brands, Inc.	20,427	443,674
NVR, Inc.(a)	2,119	5,654,446
PulteGroup, Inc.	95,166	2,659,890
Toll Brothers, Inc.	13,054	472,946
Whirlpool Corp.	15,784	1,972,684
Total		24,625,193
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 0.1%
Qurate Retail, Inc.(a)	116,193	2,415,652
Media 4.5%
21st Century Fox, Inc., Class B	290,153	13,027,870
Altice U.S.A., Inc., Class A	23,464	420,475
Charter Communications, Inc., Class A(a)	86,929	26,982,762
Comcast Corp., Class A	1,665,649	61,612,356
Discovery, Inc., Class A(a)	39,002	1,085,426
Discovery, Inc., Class C(a)	44,835	1,149,569
Liberty Braves Group, Class A(a)	848	22,625
Liberty Braves Group, Class C(a)	1,664	44,212
Liberty Broadband Corp., Class A(a)	2,117	171,477
Liberty Broadband Corp., Class C(a)	12,203	989,541
Liberty Media Group LLC, Class C(a)	1,007	37,219
Liberty SiriusXM Group, Class A(a)	5,812	271,653
Liberty SiriusXM Group, Class C(a)	11,414	536,914
Madison Square Garden Co. (The), Class A(a)	1,307	394,636
News Corp., Class A	40,710	532,080
News Corp., Class B	22,496	305,946
TEGNA, Inc.	495,928	5,772,602
Viacom, Inc., Class B	63,718	1,865,663
Walt Disney Co. (The)	198,417	22,226,672
Total		137,449,698
Multiline Retail 0.4%
Dollar Tree, Inc.(a)	16,465	1,325,597
Kohl’s Corp.	56,283	4,452,548
Macy’s, Inc.	92,828	3,392,863
Target Corp.	37,947	3,320,363
Total		12,491,371
Specialty Retail 1.9%
Advance Auto Parts, Inc.	9,967	1,634,887
AutoNation, Inc.(a)	10,683	484,474
Foot Locker, Inc.	24,551	1,210,364
Home Depot, Inc. (The)	89,763	18,021,718
TJX Companies, Inc. (The)	336,574	37,013,043
Total		58,364,486
Multi-Manager Value Strategies Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.1%
Hanesbrands, Inc.	572,601	10,043,422
PVH Corp.	17,690	2,532,501
Ralph Lauren Corp.	12,572	1,669,687
Skechers U.S.A., Inc., Class A(a)	8,121	239,407
VF Corp.	200,686	18,489,201
Total		32,974,218
Total Consumer Discretionary		350,071,413
Consumer Staples 6.9%
Beverages 1.4%
Molson Coors Brewing Co., Class B	118,945	7,938,389
PepsiCo, Inc.	313,813	35,150,194
Total		43,088,583
Food & Staples Retailing 1.1%
Kroger Co. (The)	37,379	1,177,439
U.S. Foods Holding Corp.(a)	56,729	1,848,798
Walgreens Boots Alliance, Inc.	111,388	7,636,761
Walmart, Inc.	249,928	23,958,098
Total		34,621,096
Food Products 1.1%
Archer-Daniels-Midland Co.	40,704	2,051,482
Bunge Ltd.	20,487	1,331,245
Ingredion, Inc.	9,157	925,498
JM Smucker Co. (The)	34,737	3,591,111
Kellogg Co.	162,199	11,644,266
Kraft Heinz Co. (The)	31,395	1,829,387
Mondelez International, Inc., Class A	145,163	6,201,363
Pinnacle Foods, Inc.	14,033	932,072
Post Holdings, Inc.(a)	14,533	1,413,480
Tyson Foods, Inc., Class A	33,992	2,135,037
Total		32,054,941
Household Products 1.7%
Kimberly-Clark Corp.	188,138	21,737,464
Procter & Gamble Co. (The)	354,509	29,406,522
Spectrum Brands Holdings, Inc.	456	39,604
Total		51,183,590
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.6%
Altria Group, Inc.	175,737	10,284,129
Philip Morris International, Inc.	485,992	37,853,917
Total		48,138,046
Total Consumer Staples		209,086,256
Energy 9.0%
Energy Equipment & Services 0.4%
Apergy Corp.(a)	10,751	486,160
Baker Hughes, Inc.	29,053	957,877
Helmerich & Payne, Inc.	13,946	914,439
National Oilwell Varco, Inc.	45,423	2,138,061
Schlumberger Ltd.	61,454	3,881,435
TechnipFMC PLC	48,738	1,492,845
Transocean Ltd.(a)	36,508	442,112
Total		10,312,929
Oil, Gas & Consumable Fuels 8.6%
Anadarko Petroleum Corp.	31,988	2,060,027
Andeavor	48,244	7,371,201
Antero Resources Corp.(a)	45,659	845,148
Apache Corp.	55,860	2,448,344
Chevron Corp.	355,079	42,062,658
Cimarex Energy Co.	228,374	19,293,035
Concho Resources, Inc.(a)	28,646	3,928,799
ConocoPhillips	229,435	16,847,412
Devon Energy Corp.	789,691	33,901,435
Diamondback Energy, Inc.	16,939	2,050,974
Exxon Mobil Corp.	713,107	57,169,788
Hess Corp.	31,483	2,120,065
HollyFrontier Corp.	53,196	3,964,166
Kinder Morgan, Inc.	224,444	3,972,659
Marathon Oil Corp.	190,589	4,099,569
Marathon Petroleum Corp.	73,871	6,078,845
Murphy Oil Corp.	23,574	726,786
Noble Energy, Inc.	119,612	3,554,869
Occidental Petroleum Corp.	113,103	9,033,537
Parsley Energy, Inc., Class A(a)	10,404	288,919
PBF Energy, Inc., Class A	10,939	567,953
Peabody Energy Corp.	7,447	307,636

2	Multi-Manager Value Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Phillips 66	29,577	3,505,170
Pioneer Natural Resources Co.	10,588	1,849,724
Suncor Energy, Inc.	210,008	8,648,129
Targa Resources Corp.	28,379	1,562,831
Valero Energy Corp.	175,600	20,699,728
Williams Companies, Inc. (The)	97,203	2,876,237
WPX Energy, Inc.(a)	13,488	257,216
Total		262,092,860
Total Energy		272,405,789
Financials 23.3%
Banks 11.1%
Bank of America Corp.	1,230,967	38,073,809
Bank OZK	2,170	87,798
BB&T Corp.	283,863	14,664,362
CIT Group, Inc.	15,661	849,453
Citigroup, Inc.	909,132	64,766,564
Citizens Financial Group, Inc.	33,443	1,376,514
Fifth Third Bancorp	150,143	4,418,708
First Horizon National Corp.	2,778	51,171
First Republic Bank	126,308	12,831,630
Huntington Bancshares, Inc.	159,041	2,578,055
JPMorgan Chase & Co.	802,218	91,918,138
KeyCorp	76,277	1,607,156
M&T Bank Corp.	5,084	900,631
PacWest Bancorp	15,345	774,769
People’s United Financial, Inc.	22,913	424,120
PNC Financial Services Group, Inc. (The)	245,185	35,193,855
Prosperity Bancshares, Inc.	809	60,545
Regions Financial Corp.	187,155	3,642,036
SunTrust Banks, Inc.	47,733	3,511,239
U.S. Bancorp	200,907	10,871,078
Wells Fargo & Co.	812,041	47,488,158
Zions Bancorporation	38,037	2,026,992
Total		338,116,781
Capital Markets 3.0%
Bank of New York Mellon Corp. (The)	304,455	15,877,328
BlackRock, Inc.	18,526	8,875,066
CME Group, Inc.	53,715	9,385,622
Franklin Resources, Inc.	266,433	8,456,584
Common Stocks (continued)
Issuer	Shares	Value ($)
Goldman Sachs Group, Inc. (The)	48,163	11,453,643
Invesco Ltd.	76,168	1,835,649
Janus Henderson Group PLC	19,821	559,943
Morgan Stanley	558,051	27,249,630
State Street Corp.	9,803	851,979
T. Rowe Price Group, Inc.	53,097	6,153,411
Total		90,698,855
Consumer Finance 1.6%
Ally Financial, Inc.	118,299	3,179,877
Capital One Financial Corp.	74,330	7,365,360
Discover Financial Services	479,651	37,470,336
Santander Consumer U.S.A. Holdings, Inc.	42,193	910,525
Synchrony Financial	1,900	60,173
Total		48,986,271
Diversified Financial Services 1.8%
Berkshire Hathaway, Inc., Class B(a)	250,869	52,361,378
Jefferies Financial Group, Inc.	32,606	757,111
Voya Financial, Inc.	10,144	507,910
Total		53,626,399
Insurance 5.8%
Aflac, Inc.	80,744	3,733,603
Alleghany Corp.	1,511	954,620
Allstate Corp. (The)	39,000	3,922,230
American Financial Group, Inc.	11,627	1,294,783
American International Group, Inc.	61,386	3,263,894
Arch Capital Group Ltd.(a)	29,478	901,142
Assurant, Inc.	7,430	763,953
Athene Holding Ltd., Class A(a)	4,985	247,555
Axis Capital Holdings Ltd.	4,548	261,601
Brighthouse Financial, Inc.(a)	285,591	11,854,882
Chubb Ltd.	132,266	17,887,654
Cincinnati Financial Corp.	2,200	168,674
CNA Financial Corp.	3,492	156,791
Everest Re Group Ltd.	5,234	1,167,287
First American Financial Corp.	1,483	84,323
Hartford Financial Services Group, Inc. (The)	339,325	17,091,800
Lincoln National Corp.	27,230	1,785,743
Loews Corp.	407,967	20,524,820

Multi-Manager Value Strategies Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Marsh & McLennan Companies, Inc.	378,193	32,006,474
MetLife, Inc.	709,068	32,539,130
Old Republic International Corp.	36,745	815,004
Principal Financial Group, Inc.	148,291	8,184,180
Prudential Financial, Inc.	28,888	2,838,246
Reinsurance Group of America, Inc.	8,767	1,252,366
RenaissanceRe Holdings Ltd.	5,143	683,813
Torchmark Corp.	1,373	120,714
Travelers Companies, Inc. (The)	42,973	5,655,247
Unum Group	43,855	1,617,372
WR Berkley Corp.	13,774	1,077,953
Xl Group Ltd.	34,346	1,971,117
Total		174,826,971
Thrifts & Mortgage Finance —%
New York Community Bancorp, Inc.	35,013	377,090
Total Financials		706,632,367
Health Care 14.5%
Biotechnology 0.5%
Gilead Sciences, Inc.	204,546	15,490,269
United Therapeutics Corp.(a)	5,457	671,156
Total		16,161,425
Health Care Equipment & Supplies 3.7%
Abbott Laboratories	828,801	55,397,059
Danaher Corp.	64,426	6,670,668
Dentsply Sirona, Inc.	13,803	551,016
Medtronic PLC	490,635	47,302,120
STERIS PLC	8,980	1,027,492
Zimmer Biomet Holdings, Inc.	11,999	1,483,436
Total		112,431,791
Health Care Providers & Services 3.6%
Aetna, Inc.	201,366	40,327,569
Anthem, Inc.	43,806	11,596,762
Cardinal Health, Inc.	40,902	2,134,675
Centene Corp.(a)	34,383	5,036,422
CIGNA Corp.	12,679	2,387,963
CVS Health Corp.	158,952	11,959,548
DaVita, Inc.(a)	47,814	3,313,032
Express Scripts Holding Co.(a)	90,254	7,944,157
Common Stocks (continued)
Issuer	Shares	Value ($)
Humana, Inc.	19,690	6,561,889
Laboratory Corp. of America Holdings(a)	27,234	4,707,942
McKesson Corp.	23,440	3,017,900
Mednax, Inc.(a)	12,050	570,568
Quest Diagnostics, Inc.	31,765	3,493,515
UnitedHealth Group, Inc.	18,742	5,031,477
Universal Health Services, Inc., Class B	18,113	2,357,588
Total		110,441,007
Life Sciences Tools & Services 1.2%
Bio-Rad Laboratories, Inc., Class A(a)	1,423	462,902
IQVIA Holdings, Inc.(a)	17,206	2,186,711
PerkinElmer, Inc.	3,531	326,370
Syneos Health, Inc.(a)	202	10,070
Thermo Fisher Scientific, Inc.	138,882	33,206,686
Total		36,192,739
Pharmaceuticals 5.5%
Allergan PLC	17,109	3,279,966
Bristol-Myers Squibb Co.	94,598	5,727,909
Eli Lilly & Co.	78,298	8,272,184
Johnson & Johnson	267,478	36,026,612
Merck & Co., Inc.	324,347	22,246,961
Mylan NV(a)	110,588	4,327,308
Perrigo Co. PLC	23,955	1,832,797
Pfizer, Inc.	2,011,757	83,528,151
Total		165,241,888
Total Health Care		440,468,850
Industrials 10.4%
Aerospace & Defense 2.8%
Arconic, Inc.	65,267	1,460,675
Boeing Co. (The)	25,848	8,860,436
Curtiss-Wright Corp.	851	113,991
General Dynamics Corp.	74,594	14,426,480
L3 Technologies, Inc.	13,602	2,907,019
Lockheed Martin Corp.	60,353	19,337,705
Rockwell Collins, Inc.	7,533	1,024,111
Textron, Inc.	61,754	4,262,879
United Technologies Corp.	253,315	33,361,586
Total		85,754,882

4	Multi-Manager Value Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.2%
FedEx Corp.	17,472	4,262,294
XPO Logistics, Inc.(a)	22,812	2,429,478
Total		6,691,772
Airlines 1.1%
Alaska Air Group, Inc.	9,056	611,190
Delta Air Lines, Inc.	109,796	6,420,870
JetBlue Airways Corp.(a)	84,688	1,615,847
Southwest Airlines Co.	2,863	175,502
United Continental Holdings, Inc.(a)	268,874	23,504,965
Total		32,328,374
Building Products 0.2%
Johnson Controls International PLC	111,919	4,227,181
Owens Corning	33,280	1,884,313
USG Corp.(a)	4,719	203,389
Total		6,314,883
Commercial Services & Supplies 0.5%
Republic Services, Inc.	60,889	4,466,817
Stericycle, Inc.(a)	1,347	83,097
Waste Management, Inc.	101,728	9,247,075
Total		13,796,989
Construction & Engineering 0.1%
AECOM (a)	18,481	621,701
Fluor Corp.	33,914	1,947,003
Jacobs Engineering Group, Inc.	14,976	1,088,605
Quanta Services, Inc.(a)	16,374	566,377
Total		4,223,686
Electrical Equipment 0.2%
Eaton Corp. PLC	67,918	5,646,703
nVent Electric PLC	44,994	1,263,881
Total		6,910,584
Industrial Conglomerates 1.5%
3M Co.	52,296	11,030,272
Carlisle Companies, Inc.	13,438	1,704,073
General Electric Co.	35,157	454,932
Honeywell International, Inc.	207,722	33,040,261
Total		46,229,538
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.2%
AGCO Corp.	16,747	999,126
Cummins, Inc.	41,054	5,821,457
Dover Corp.	25,511	2,190,630
Flowserve Corp.	2,800	145,936
Ingersoll-Rand PLC	95,380	9,661,040
Oshkosh Corp.	14,452	1,015,398
PACCAR, Inc.	30,671	2,098,510
Parker-Hannifin Corp.	163,707	28,746,949
Pentair PLC	34,765	1,511,582
Snap-On, Inc.	11,198	1,979,582
Stanley Black & Decker, Inc.	71,261	10,014,308
Trinity Industries, Inc.	21,409	767,299
Wabtec Corp.	5,844	633,022
Total		65,584,839
Professional Services 0.5%
ManpowerGroup, Inc.	16,000	1,499,680
Nielsen Holdings PLC	27,095	704,470
Verisk Analytics, Inc.(a)	114,296	13,611,511
Total		15,815,661
Road & Rail 1.1%
AMERCO	2,392	896,737
Genesee & Wyoming, Inc., Class A(a)	6,113	537,271
Kansas City Southern	26,959	3,126,166
Knight-Swift Transportation Holdings, Inc.	20,694	706,286
Norfolk Southern Corp.	40,728	7,080,155
Union Pacific Corp.	132,872	20,013,181
Total		32,359,796
Total Industrials		316,011,004
Information Technology 14.4%
Communications Equipment 1.6%
Arris International PLC(a)	28,440	736,880
Cisco Systems, Inc.	957,956	45,761,558
EchoStar Corp., Class A(a)	853	40,944
Juniper Networks, Inc.	73,506	2,089,776
Total		48,629,158

Multi-Manager Value Strategies Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 0.4%
Arrow Electronics, Inc.(a)	24,296	1,883,669
Avnet, Inc.	15,432	746,909
Corning, Inc.	125,532	4,206,577
Dolby Laboratories, Inc., Class A	1,310	91,949
Flex Ltd.(a)	129,508	1,785,915
Jabil, Inc.	14,325	423,447
SYNNEX Corp.	2,346	227,492
TE Connectivity Ltd.	30,911	2,833,920
Total		12,199,878
Internet Software & Services 1.9%
Alphabet, Inc., Class A(a)	29,831	36,745,826
Facebook, Inc., Class A(a)	122,192	21,472,800
Total		58,218,626
IT Services 1.9%
Accenture PLC, Class A	34,691	5,865,207
Amdocs Ltd.	30,235	1,973,741
Automatic Data Processing, Inc.	71,047	10,426,147
DXC Technology Co.	42,557	3,876,517
Fidelity National Information Services, Inc.	40,469	4,377,532
International Business Machines Corp.	62,025	9,085,422
Leidos Holdings, Inc.	20,404	1,443,991
Perspecta, Inc.(b),(c)	0	0
Worldpay, Inc., Class A(a)	207,150	20,174,339
Total		57,222,896
Semiconductors & Semiconductor Equipment 3.9%
Analog Devices, Inc.	9,674	956,275
Broadcom, Inc.	42,403	9,287,529
Cypress Semiconductor Corp.	31,197	536,900
Intel Corp.	1,129,538	54,703,525
KLA-Tencor Corp.	47,574	5,528,575
Lam Research Corp.	4,949	856,622
Marvell Technology Group Ltd.	49,025	1,013,837
Micron Technology, Inc.(a)	201,903	10,603,946
MKS Instruments, Inc.	6,530	606,637
ON Semiconductor Corp.(a)	44,534	950,356
Qorvo, Inc.(a)	17,415	1,394,767
Common Stocks (continued)
Issuer	Shares	Value ($)
QUALCOMM, Inc.	44,655	3,068,245
Texas Instruments, Inc.	265,647	29,858,723
Total		119,365,937
Software 2.6%
CA, Inc.	240,144	10,518,307
Dell Technologies, Inc. - VMware, Inc., Class V(a)	2,749	264,371
Microsoft Corp.	602,721	67,703,650
SS&C Technologies Holdings, Inc.	4,828	286,494
Total		78,772,822
Technology Hardware, Storage & Peripherals 2.1%
Apple, Inc.	237,700	54,107,651
Hewlett Packard Enterprise Co.	235,780	3,897,444
HP, Inc.	42,384	1,044,766
Western Digital Corp.	47,897	3,029,006
Xerox Corp.	54,283	1,512,324
Total		63,591,191
Total Information Technology		438,000,508
Materials 3.8%
Chemicals 2.7%
Air Products & Chemicals, Inc.	9,811	1,631,471
Albemarle Corp.	18,040	1,723,181
Ashland Global Holdings, Inc.	10,032	844,694
Axalta Coating Systems Ltd.(a)	425,254	12,970,247
CF Industries Holdings, Inc.	49,814	2,587,837
DowDuPont, Inc.	255,173	17,895,282
Eastman Chemical Co.	150,852	14,637,170
Huntsman Corp.	24,157	736,547
LyondellBasell Industries NV, Class A	59,682	6,730,936
Mosaic Co. (The)	45,563	1,424,755
Olin Corp.	25,150	772,860
Praxair, Inc.	104,338	16,505,228
Valvoline, Inc.	37,563	808,356
Westlake Chemical Corp.	13,750	1,300,338
Total		80,568,902
Construction Materials 0.1%
Martin Marietta Materials, Inc.	11,209	2,227,453
Vulcan Materials Co.	12,919	1,431,425
Total		3,658,878

6	Multi-Manager Value Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.4%
Ball Corp.	17,269	723,226
International Paper Co.	9,623	492,120
Packaging Corp. of America	26,021	2,860,228
Sonoco Products Co.	106,233	5,953,297
WestRock Co.	42,806	2,357,755
Total		12,386,626
Metals & Mining 0.6%
Alcoa Corp.(a)	49,782	2,223,762
Freeport-McMoRan, Inc.	159,894	2,246,511
Newmont Mining Corp.	124,105	3,850,978
Nucor Corp.	95,739	5,983,687
Reliance Steel & Aluminum Co.	16,453	1,446,054
Royal Gold, Inc.	3,882	296,041
Steel Dynamics, Inc.	59,208	2,707,582
United States Steel Corp.	33,817	1,003,689
Total		19,758,304
Total Materials		116,372,710
Real Estate 0.7%
Equity Real Estate Investment Trusts (REITS) 0.6%
Crown Castle International Corp.	40,000	4,561,200
Digital Realty Trust, Inc.	51,686	6,423,536
Public Storage	32,835	6,980,065
Total		17,964,801
Real Estate Management & Development 0.1%
Howard Hughes Corporation(a)	2,811	366,470
Jones Lang LaSalle, Inc.	13,981	2,132,382
Total		2,498,852
Total Real Estate		20,463,653
Telecommunication Services 2.0%
Diversified Telecommunication Services 1.9%
AT&T, Inc.	1,702,343	54,372,835
CenturyLink, Inc.	212,971	4,549,061
Total		58,921,896
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.1%
Sprint Corp.(a)	98,038	599,012
T-Mobile U.S.A., Inc.(a)	37,934	2,505,161
Total		3,104,173
Total Telecommunication Services		62,026,069
Utilities 1.7%
Electric Utilities 0.8%
American Electric Power Co., Inc.	94,512	6,779,346
Eversource Energy	100,225	6,257,047
NextEra Energy, Inc.	39,136	6,657,034
Xcel Energy, Inc.	111,450	5,355,172
Total		25,048,599
Independent Power and Renewable Electricity Producers 0.1%
NRG Energy, Inc.	40,158	1,421,192
Vistra Energy Corp(a)	23,575	554,955
Total		1,976,147
Multi-Utilities 0.8%
Ameren Corp.	105,265	6,655,906
CMS Energy Corp.	119,938	5,905,747
Dominion Energy, Inc.	52,704	3,729,862
MDU Resources Group, Inc.	11,170	311,531
WEC Energy Group, Inc.	106,674	7,209,029
Total		23,812,075
Total Utilities		50,836,821
Total Common Stocks (Cost $2,494,342,212)		2,982,375,440

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.058%(d),(e)	46,531,346	46,526,692
Total Money Market Funds (Cost $46,528,500)		46,526,692
Total Investments in Securities (Cost: $2,540,870,712)		3,028,902,132
Other Assets & Liabilities, Net		8,416,150
Net Assets		3,037,318,282

Multi-Manager Value Strategies Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fractional shares.
(c)	Negligible market value.
(d)	The rate shown is the seven-day current annualized yield at August 31, 2018.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.058%
	69,386,739	63,614,996	(86,470,389)	46,531,346	(226)	(6,482)	289,527	46,526,692
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
8	Multi-Manager Value Strategies Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Multi-Manager Value Strategies Fund, August 31, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	350,071,413	—	—	—	350,071,413
Consumer Staples	209,086,256	—	—	—	209,086,256
Energy	272,405,789	—	—	—	272,405,789
Financials	706,632,367	—	—	—	706,632,367
Health Care	440,468,850	—	—	—	440,468,850
Industrials	316,011,004	—	—	—	316,011,004
Information Technology	438,000,508	—	—	—	438,000,508
Materials	116,372,710	—	—	—	116,372,710
Real Estate	20,463,653	—	—	—	20,463,653
Telecommunication Services	62,026,069	—	—	—	62,026,069
Utilities	50,836,821	—	—	—	50,836,821
Total Common Stocks	2,982,375,440	—	—	—	2,982,375,440
Money Market Funds	—	—	—	46,526,692	46,526,692
Total Investments in Securities	2,982,375,440	—	—	46,526,692	3,028,902,132
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Multi-Manager Value Strategies Fund | Quarterly Report 2018	9

Portfolio of Investments
Columbia Mortgage Opportunities Fund, August 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 25.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class A2R
3-month USD LIBOR + 1.400% 10/15/2030	3.739%	4,000,000	3,960,620
CLUB Credit Trust(a)
Series 2018-NP1 Class C
05/15/2024	4.740%	5,000,000	4,997,152
Subordinated Series 2017-NP1 Class C
04/17/2023	5.130%	16,200,000	16,353,587
Conn’s Receivables Funding LLC(a)
Subordinated Series 2018-A Class B
01/15/2023	4.650%	13,500,000	13,535,567
Subordinated, Series 2017-B Class B
04/15/2021	4.520%	15,000,000	15,104,350
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class C
07/25/2024	5.170%	3,000,000	3,004,431
Hertz Vehicle Financing II LP(a)
Subordinated, Series 2016-3A Class D
07/25/2020	5.410%	4,750,000	4,759,879
Marlette Funding Trust(a)
Series 2018-1A Class B
03/15/2028	3.190%	2,000,000	1,986,573
Subordinated, Series 2018-2A Class C
07/17/2028	4.370%	10,000,000	10,000,384
Morgan Stanley Resecuritization Pass-Through Trust(a),(c)
Series 2018-SC1 Class B
09/18/2023	1.000%	5,000,000	4,762,700
Morgan Stanley Resecuritization Pass-Through Trust(a),(c),(d)
Series 2018-SC1 Class R
09/18/2023	0.000%	950,000	8,550,000
Ocwen Master Advance Receivables Trust(a)
Series 2018-T1 Class DT1
08/15/2049	4.236%	2,500,000	2,499,999
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	9.597%	2,000,000	2,060,466
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/23/2029	9.017%	2,000,000	2,024,328
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	4.089%	6,300,000	6,310,679
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OZLM XVII Ltd.(a),(b)
Series 2017-17A Class D
3-month USD LIBOR + 5.990% 07/20/2030	8.338%	3,750,000	3,747,203
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class C
06/17/2024	4.870%	4,000,000	3,991,649
Subordinated Series 2017-3A Class C
11/15/2023	5.210%	13,000,000	13,054,114
Subordinated, Series 2017-1A Class C
06/15/2023	5.800%	4,500,000	4,563,113
Subordinated, Series 2017-2A Class C
09/15/2023	5.370%	7,000,000	7,044,234
Race Point IX CLO Ltd.(a),(b)
Series 2015-9R Class A2R
3-month USD LIBOR + 1.650% 10/15/2030	3.989%	7,000,000	7,007,574
Redding Ridge Asset Management Ltd.(a),(b)
Series 2018-4A Class D
3-month USD LIBOR + 5.850% 04/15/2030	7.920%	5,000,000	5,007,090
RR 1 LLC(a),(b)
Series 2017-1A Class DR
3-month USD LIBOR + 6.500% 07/15/2029	8.839%	6,280,000	6,382,835
SoFi Professional Loan Program LLC(a),(c),(d),(e),(f)
Series 2015-D Class RC
10/26/2037	0.000%	7	3,010,000
Series 2016-A Class RIO
01/25/2038	0.000%	6	1,491,985
Series 2016-A Class RPO
01/25/2038	0.000%	6	2,720,054
Series 2016-B Class RC
04/25/2037	0.000%	3	1,020,000
SoFi Professional Loan Program LLC(a),(c),(d),(e)
Series 2017-A Class R
03/26/2040	0.000%	25,000	1,650,000
Westlake Automobile Receivables Trust(a)
Subordinated Series 2018-2A Class E
01/16/2024	4.860%	8,500,000	8,516,545
Total Asset-Backed Securities — Non-Agency (Cost $172,407,275)			169,117,111

Columbia Mortgage Opportunities Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2018 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 16.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class C
1-month USD LIBOR + 1.600% 05/15/2035	3.900%	5,000,000	5,003,183
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class D
1-month USD LIBOR + 2.250% 07/15/2035	4.322%	10,000,000	10,037,664
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class F
1-month USD LIBOR + 2.900% 06/15/2035	4.861%	10,000,000	10,046,752
BX Trust(a),(b)
Series 2018-GW Class G
1-month USD LIBOR + 2.920% 05/15/2035	4.983%	5,000,000	5,043,788
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% 11/15/2036	5.063%	5,000,000	5,031,352
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated, Series 2014-USA Class D
09/15/2037	4.373%	5,490,000	5,251,075
Subordinated, Series 2014-USA Class E
09/15/2037	4.373%	4,500,000	4,058,582
Subordinated, Series 2014-USA Class F
09/15/2037	4.373%	6,000,000	5,032,865
Direxion Daily Retail Bull(a),(b)
Series 2018-RVP Class E
3-month USD LIBOR + 4.500% 03/15/2033	6.563%	5,836,660	5,916,878
Hilton U.S.A. Trust(a),(g)
Series 2016-HHV Class F
11/05/2038	4.194%	7,500,000	6,797,500
Subordinated, Series 2016-HHV Class E
11/05/2038	4.194%	5,000,000	4,752,886
Hilton U.S.A. Trust(a)
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	6,000,000	6,122,579
Subordinated, Series 2016-SFP Class F
11/05/2035	6.155%	8,100,000	8,253,685
Independence Plaza Trust(a)
Series 2018-INDP Class C
07/10/2035	4.158%	7,000,000	7,036,512
Morgan Stanley Capital I Trust(a)
Series 2018-MP Class E
07/11/2040	4.419%	10,000,000	9,167,223
Progress Residential Trust(a)
Series 2017-SFR1 Class E
08/17/2034	4.261%	2,802,000	2,787,232
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class F
1-month USD LIBOR + 3.821% 02/15/2032	5.884%	10,000,000	10,066,880
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $108,906,611)			110,406,636

Repurchase Agreements 0.7%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party TD Securities (U.S.A.) LLC
dated 08/31/2018, matures 09/04/2018,
repurchase price $5,001,089 (collateralized by U.S. Government Agencies, Total Market Value $5,100,000)
	1.960%	5,000,000	5,000,000
Total Repurchase Agreements (Cost $5,000,000)			5,000,000

Residential Mortgage-Backed Securities - Agency 60.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b),(h)
CMO Series 3922 Class SH
1-month USD LIBOR + 5.900% 09/15/2041	3.837%	11,877,961	1,337,962
CMO Series 3957 Class WS
1-month USD LIBOR + 6.550% 11/15/2041	4.487%	4,070,563	504,423
CMO Series 4097 Class ST
1-month USD LIBOR + 6.050% 08/15/2042	3.987%	3,094,662	489,976
CMO Series 4223 Class DS
1-month USD LIBOR + 6.100% 12/15/2038	4.037%	1,652,480	140,513
CMO Series 4286 Class NS
1-month USD LIBOR + 5.900% 12/15/2043	3.837%	2,569,844	444,386
CMO STRIPS Series 309 Class S4
1-month USD LIBOR + 5.970% 08/15/2043	3.907%	6,143,784	976,790
CMO STRIPS Series 312 Class S1
1-month USD LIBOR + 5.950% 09/15/2043	3.887%	5,581,660	879,590
Federal Home Loan Mortgage Corp.(h)
CMO Series 4098 Class AI
05/15/2039	3.500%	9,500,631	947,415
CMO Series 4121 Class IA
01/15/2041	3.500%	1,455,647	181,545

2	Columbia Mortgage Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4213 Class DI
06/15/2038	3.500%	6,582,771	604,244
CMO Series 4215 Class IL
07/15/2041	3.500%	7,378,655	840,974
CMO STRIPS Series 304 Class C67
12/15/2042	4.500%	7,391,950	1,736,749
Federal Home Loan Mortgage Corp.(g),(h)
CMO Series 4620 Class AS
11/15/2042	1.241%	4,901,886	208,807
Federal Home Loan Mortgage Corp.(b),(c),(h)
CMO Series 4826 Class KS
1-month USD LIBOR + 6.200% 09/15/2048	4.100%	23,289,480	4,221,218
Federal National Mortgage Association(i)
09/13/2048	4.000%	45,000,000	45,820,966
09/13/2048	5.000%	100,000,000	105,743,410
Federal National Mortgage Association(h)
CMO Series 2012-121 Class GI
08/25/2039	3.500%	3,935,109	512,417
CMO Series 2012-152 Class EI
07/25/2031	3.000%	10,321,165	929,468
CMO Series 2012-96 Class CI
04/25/2039	3.500%	3,752,675	365,234
CMO Series 2013-117 Class AI
04/25/2036	3.500%	2,553,707	110,128
CMO Series 2013-118 Class AI
09/25/2038	4.000%	3,331,567	237,008
CMO Series 2013-31 Class IH
02/25/2043	3.500%	7,655,914	1,035,710
Federal National Mortgage Association(b),(h)
CMO Series 2013-101 Class CS
1-month USD LIBOR + 5.900% 10/25/2043	3.835%	4,542,274	781,829
CMO Series 2013-97 Class SB
1-month USD LIBOR + 6.100% 06/25/2032	4.035%	2,114,727	168,863
CMO Series 2014-93 Class ES
1-month USD LIBOR + 6.150% 01/25/2045	4.085%	3,079,761	499,395
CMO Series 2016-31 Class VS
1-month USD LIBOR + 6.000% 06/25/2046	3.935%	4,380,979	766,047
CMO Series 2017-50 Class SB
1-month USD LIBOR + 6.100% 07/25/2047	4.035%	19,596,472	3,517,700
CMO Series 2017-90 Class SP
1-month USD LIBOR + 6.150% 11/25/2047	4.085%	20,779,372	3,713,700
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(g),(h)
CMO Series 2016-62 Class AS
09/25/2046	1.478%	18,183,698	679,638
Government National Mortgage Association(i)
09/20/2048	4.500%	40,000,000	41,574,500
09/20/2048	5.000%	150,000,000	157,536,990
Government National Mortgage Association(h)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	10,333,080	1,682,002
Government National Mortgage Association(b),(h)
CMO Series 2015-144 Class SA
1-month USD LIBOR + 6.200% 10/20/2045	4.123%	2,269,000	431,691
CMO Series 2017-101 Class SA
1-month USD LIBOR + 6.200% 07/20/2047	4.123%	45,718,460	7,317,788
CMO Series 2017-167 Class SA
1-month USD LIBOR + 6.200% 11/20/2047	4.123%	35,793,735	5,719,599
CMO Series 2018-40 Class SC
1-month USD LIBOR + 6.200% 03/20/2048	4.123%	19,679,892	3,343,051
CMO Series 2018-63 Class HS
1-month USD LIBOR + 6.200% 04/20/2048	4.123%	21,579,772	3,837,637
CMO Series 2018-63 Class SH
1-month USD LIBOR + 6.200% 04/20/2048	4.123%	27,057,666	4,450,710
Total Residential Mortgage-Backed Securities - Agency (Cost $408,633,493)			404,290,073

Residential Mortgage-Backed Securities - Non-Agency 43.8%

Ajax Mortgage Loan Trust(a)
CMO Series 2016-C Class A
10/25/2057	4.000%	2,345,914	2,349,593
Angel Oak Mortgage Trust I LLC(a)
CMO Series 2016-1 Class A2
07/25/2046	5.000%	959,699	949,947
Angel Oak Mortgage Trust I LLC(a),(g)
CMO Series 2017-2 Class B1
07/25/2047	4.646%	5,000,000	4,998,718
CMO Series 2018-3 Class M2
09/25/2048	4.721%	11,091,000	11,090,774
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A3
04/25/2048	4.218%	9,436,840	9,440,145
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2018-RN6 Class A1
07/25/2033	4.090%	12,841,368	12,843,938

Columbia Mortgage Opportunities Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund IVA Trust(a)
Subordinated, CMO Series 2016-SPL1 Class B3
04/28/2055	5.500%	2,500,000	2,608,775
BCAP LLC Trust(a),(g)
CMO Series 2010-RR11 Class 8A1
05/27/2037	4.114%	1,138,598	1,137,224
Bellemeade Re II Ltd.(a),(b)
CMO Series 2016-1A Class M2B
1-month USD LIBOR + 6.500% 04/25/2026	8.565%	907,719	913,114
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	3.672%	5,000,000	5,032,370
CAM Mortgage Trust(a)
CMO Series 2018-1 Class A2
12/01/2065	5.000%	7,500,000	7,462,176
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	4.815%	2,000,000	2,015,910
CMO Series 2018-GT1 Class B
1-month USD LIBOR + 0.350% 05/25/2023	5.460%	4,350,000	4,378,911
CIM Trust(a),(g)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	4,856,091	4,856,118
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2013-11 Class 3A3
09/25/2034	4.254%	678,012	678,774
CMO Series 2014-11 Class 5A2
11/25/2036	6.773%	1,589,159	1,597,415
CMO Series 2015-A Class B3
06/25/2058	4.500%	3,960,128	3,792,021
Citigroup Mortgage Loan Trust, Inc.(a),(h)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	49,360,586	1,127,963
CMO Series 2015-A Class A4IO
06/25/2058	0.250%	7,631,566	43,598
COLT LLC(a),(b),(c)
CMO Series 15-1 Class A2
1-month USD LIBOR + 3.750% 12/26/2045	3.945%	58,935	58,935
COLT Mortgage Loan Trust(a),(g)
CMO Series 2017-2 Class B1
10/25/2047	4.563%	3,000,000	2,899,425
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 10A5
04/27/2037	4.000%	210,456	209,893
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-9R Class 1A5
08/27/2037	4.000%	2,726,581	2,746,790
Credit Suisse Securities (U.S.A.) LLC(a)
CMO Series 2014-5R Class 5A2
07/27/2037	3.250%	1,793,701	1,758,150
Deephaven Residential Mortgage Trust(a),(g)
CMO Series 2017-2A Class M1
06/25/2047	3.897%	2,000,000	1,992,536
CMO Series 2018-2A Class M1
04/25/2058	4.375%	6,500,000	6,533,265
Deephaven Residential Mortgage Trust(a)
CMO Series 2017-3A Class M1
10/25/2047	3.511%	2,959,000	2,923,886
CMO Series 2018-1A Class M1
12/25/2057	3.939%	2,000,000	1,999,309
Ellington Financial Mortgage Trust(a),(g)
CMO Series 2017-1 Class M1
10/25/2047	4.077%	6,568,000	6,564,757
GCAT LLC(a)
CMO Series 2018-1 Class A1
06/25/2048	3.844%	9,003,024	8,990,634
CMO Series 2018-2 Class A1
06/26/2023	4.090%	14,639,396	14,639,393
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	4,707,620	4,626,423
Homeward Opportunities Fund I Trust(a)
CMO Subordinated Series 2018-1 Class B1
06/25/2048	5.295%	7,000,000	6,998,761
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A2
01/25/2057	3.500%	11,000,000	10,034,366
MFA LLC(a)
CMO Series 2018-NPL2 Class A1
07/25/2048	4.164%	9,861,076	9,871,151
New Residential Mortgage LLC(a)
CMO Series 2018-FNT1 Class F
05/25/2023	5.570%	18,359,628	18,349,059
CMO Series 2018-FNT2 Class F
07/25/2054	5.950%	9,575,396	9,605,314
Subordinated, CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	7,573,347	7,567,145
New Residential Mortgage Loan Trust(a),(g),(h)
CMO Series 2014-1A Class AIO
01/25/2054	2.277%	12,542,738	557,038
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class D
01/25/2023	4.374%	8,513,236	8,446,313

4	Columbia Mortgage Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2018 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	2,181,361	2,171,429
Oaktown Re Ltd.(a),(b)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	4.315%	1,761,999	1,769,943
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% 02/25/2023	4.915%	8,000,000	8,066,874
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	4.713%	10,000,000	10,044,746
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A2
09/25/2022	5.000%	12,000,000	11,923,722
CMO Series 2018-2A Class A2
08/25/2023	5.000%	6,000,000	5,888,267
Preston Ridge Partners Mortgage LLC(a),(g)
CMO Series 2017-3A Class A2
11/25/2022	5.000%	6,000,000	5,884,528
RCO Mortgage LLC(a),(g)
CMO Series 2017-1 Class A1
08/25/2022	3.375%	2,595,498	2,580,684
CMO Series 2017-1 Class A2
08/25/2022	5.125%	8,100,000	8,126,200
RCO V Mortgage LLC(a)
CMO Series 2018-1 Class A1
05/25/2023	4.000%	9,666,725	9,673,886
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SGR Residential Mortgage Trust(a)
CMO Series 2016-1 Class A1
11/25/2046	3.750%	500,206	499,012
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2018-IMC1 Class M1
03/25/2048	4.589%	3,000,000	2,999,605
Vericrest Opportunity Loan Transferee LXIX LLC(a)
CMO Series 2018-NPL5 Class A1B
08/25/2048	4.704%	6,900,000	6,899,990
Vericrest Opportunity Loan Transferee XL LLC(a),(g)
CMO Series 2015-NP14 Class A2
11/27/2045	4.875%	9,826,000	9,830,145
Verus Securitization Trust(a),(g)
CMO Series 2018-INV1 Class A3
03/25/2058	4.059%	920,122	920,766
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $292,272,771)			291,969,824

Money Market Funds 3.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.058%(j),(k)	26,344,156	26,341,521
Total Money Market Funds (Cost $26,341,521)		26,341,521
Total Investments in Securities (Cost: $1,013,561,671)		1,007,125,165
Other Assets & Liabilities, Net		(340,726,728)
Net Assets		666,398,437

At August 31, 2018, securities and/or cash totaling $4,048,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	812	12/2018	USD	98,062,593	150,246	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(1,575)	12/2018	USD	(178,821,484)	—	(206,686)

Columbia Mortgage Opportunities Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2018 (Unaudited)
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
3-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(275,000,000)	(275,000,000)	2.75	2/20/2019	(811,250)	(769,038)
3-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(275,000,000)	(275,000,000)	2.75	2/22/2019	(852,500)	(781,082)
Total							(1,663,750)	(1,550,120)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Credit Suisse	11/17/2059	3.000	Monthly	USD	10,000,000	692,324	(5,833)	752,143	—	—	(65,652)
Markit CMBX North America Index, Series 10 BBB-	Credit Suisse	11/17/2059	3.000	Monthly	USD	10,000,000	692,324	(5,834)	770,361	—	—	(83,871)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	5,000,000	346,162	(2,917)	318,576	—	24,669	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	1,000,000	69,232	(583)	63,715	—	4,934	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	15,000,000	1,038,486	(8,750)	1,050,818	—	—	(21,082)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	4,000,000	276,930	(2,333)	303,065	—	—	(28,468)
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	USD	14,000,000	1,076,250	(8,167)	1,033,223	—	34,860	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	USD	4,000,000	307,500	(2,333)	303,095	—	2,072	—
Total								(36,750)	4,594,996	—	66,535	(199,073)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 7 BBB-	JPMorgan	01/17/2047	3.000	Monthly	4.516	USD	2,000,000	(129,936)	1,167	—	(167,262)	38,493	—
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	4.516	USD	2,550,000	(165,668)	1,487	—	(245,033)	80,852	—
Total									2,654	—	(412,295)	119,345	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
6	Columbia Mortgage Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At August 31, 2018, the total value of these securities amounted to $571,493,571, which represents 85.76% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of August 31, 2018.
(c)	Valuation based on significant unobservable inputs.
(d)	Zero coupon bond.
(e)	Represents shares owned in the residual interest of an asset-backed securitization.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2018, the total value of these securities amounted to $8,242,039, which represents 1.24% of total net assets.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2018.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Represents a security purchased on a when-issued basis.
(j)	The rate shown is the seven-day current annualized yield at August 31, 2018.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.058%
	20,207,881	242,702,492	(236,566,217)	26,344,156	(5,114)	(2,021)	157,767	26,341,521
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Columbia Mortgage Opportunities Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2018 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	145,912,372	23,204,739	—	169,117,111
Commercial Mortgage-Backed Securities - Non-Agency	—	110,406,636	—	—	110,406,636
Repurchase Agreements	—	5,000,000	—	—	5,000,000
Residential Mortgage-Backed Securities - Agency	—	400,068,855	4,221,218	—	404,290,073
Residential Mortgage-Backed Securities - Non-Agency	—	291,910,889	58,935	—	291,969,824
Money Market Funds	—	—	—	26,341,521	26,341,521
Total Investments in Securities	—	953,298,752	27,484,892	26,341,521	1,007,125,165
Investments in Derivatives
Asset
Futures Contracts	150,246	—	—	—	150,246
Swap Contracts	—	185,880	—	—	185,880
Liability
Futures Contracts	(206,686)	—	—	—	(206,686)
Options Contracts Written	—	(1,550,120)	—	—	(1,550,120)
Swap Contracts	—	(199,073)	—	—	(199,073)
Total	(56,440)	951,735,439	27,484,892	26,341,521	1,005,505,412
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
8	Columbia Mortgage Opportunities Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Mortgage Opportunities Fund, August 31, 2018 (Unaudited)
Fair value measurements  (continued)
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 05/31/2018 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 08/31/2018 ($)
Asset-Backed Securities — Non-Agency	10,617,083	12,382	–	(316,226)	–	–	12,891,500	–	23,204,739
Commercial Mortgage-Backed Securities — Non-Agency	10,010,000	–	–	–	–	–	–	(10,010,000)	–
Residential Mortgage-Backed Securities — Agency	–	(2,652)	–	(11,903)	4,235,773	–	–	–	4,221,218
Residential Mortgage-Backed Securities — Non-Agency	13,880,015	–	14,110	(14,111)	–	(1,426,877)	–	(12,394,202)	58,935
Total	34,507,098	9,730	14,110	(342,240)	4,235,773	(1,426,877)	12,891,500	(22,404,202)	27,484,892
(a) Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2018 was $(328,129), which is comprised of Asset-Backed Securities — Non-Agency of $(316,226) and Residential Mortgage-Backed Securities — Agency of $(11,903).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) valuation measurement.
Columbia Mortgage Opportunities Fund | Quarterly Report 2018	9

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	October 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	October 22, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	October 22, 2018